UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,157.40	$ 4.30
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.94	$ 4.03

* Expenses are equal to the Fund's annualized expense ratio of .80%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp. 4.99%	7.8	8.5
Celanese Corp. 4.25%	5.0	4.2
Freeport-McMoRan Copper & Gold, Inc. 6.75%	3.5	0.0
Halliburton Co. 3.125% 7/15/23	3.1	3.8
Charter Communications, Inc. 5.875% 11/16/09	2.7	2.6
Valero Energy Corp.	2.4	2.2
Teekay Shipping Corp.	2.1	1.8
Celanese Corp. Class A	1.9	2.0
Itron, Inc. 2.5% 8/1/26	1.7	0.3
Advanced Micro Devices, Inc. 6% 5/1/15	1.7	0.0
	31.9
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	26.7	27.4
Information Technology	19.9	20.0
Materials	13.5	9.7
Consumer Discretionary	11.1	12.1
Health Care	8.0	6.1
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Convertible Securities 79.0%		Convertible Securities 82.4%
	Stocks 15.0%		Stocks 14.9%
	Nonconvertible Bonds 0.3%		Nonconvertible Bonds 0.4%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	5.5%	** Foreign investments	10.5%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 52.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 51.8%
CONSUMER DISCRETIONARY - 5.9%
Automobiles - 0.2%
Ford Motor Co. 4.25% 12/15/36	$ 4,300	$ 4,957
Hotels, Restaurants & Leisure - 1.8%
Six Flags, Inc. 4.5% 5/15/15	27,700	32,755
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	8,770
2.75% 7/15/10	2,800	6,139
		47,664
Media - 3.2%
Charter Communications, Inc.:
5.875% 11/16/09 (g)	1,127	2,006
5.875% 11/16/09	39,074	69,552
Lamar Advertising Co. 2.875% 12/31/10	8,200	11,727
		83,285
Specialty Retail - 0.7%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,920
Eddie Bauer Holdings, Inc. 5.25% 4/1/14 (g)	4,000	5,025
United Auto Group, Inc. 3.5% 4/1/26 (g)	10,000	11,135
		19,080
TOTAL CONSUMER DISCRETIONARY		154,986
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Nash-Finch Co. 1.6314% 3/15/35 (e)	18,480	9,937
ENERGY - 8.1%
Energy Equipment & Services - 4.5%
Grey Wolf, Inc. 5.2994% 4/1/24 (h)	3,880	5,442
Halliburton Co. 3.125% 7/15/23	42,400	81,779
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	5,244
Maverick Tube Corp.:
1.875% 11/15/25 (g)	3,000	3,633
1.875% 11/15/25	7,000	8,477
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	6,334
SESI LLC 1.5% 12/15/26 (e)(g)	7,000	7,567
		118,476
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 2,860	$ 3,141
McMoRan Exploration Co.:
6% 7/2/08 (g)	1,000	1,189
6% 7/2/08	12,900	15,341
Peabody Energy Corp. 4.75% 12/15/66	31,000	35,185
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	24,500	38,971
		93,827
TOTAL ENERGY		212,303
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.5%
Ventas, Inc. 3.875% 11/15/11 (g)	12,000	12,810
HEALTH CARE - 6.9%
Biotechnology - 1.6%
Amgen, Inc.:
0.375% 2/1/13 (g)	25,000	22,470
0.375% 2/1/13	18,000	16,200
BioMarin Pharmaceutical, Inc. 2.5% 3/29/13	2,510	3,204
		41,874
Health Care Equipment & Supplies - 2.4%
Bausch & Lomb, Inc. 5.9006% 8/1/23 (h)	10,000	12,740
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	18,000	19,166
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	21,000	22,890
Medtronic, Inc. 1.625% 4/15/13	8,000	8,523
		63,319
Life Sciences Tools & Services - 2.6%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	4,957
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	15,600	36,677
2.5% 10/1/23	7,400	17,398
Nektar Therapeutics 3.25% 9/28/12	9,000	8,236
		67,268
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Alpharma, Inc. 2.125% 3/15/27	$ 9,000	$ 8,900
TOTAL HEALTH CARE		181,361
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.8%
AAR Corp. 1.75% 2/1/26 (g)	2,500	3,154
Alliant Techsystems, Inc. 3% 8/15/24	12,400	17,727
		20,881
Airlines - 1.4%
AirTran Holdings, Inc. 7% 7/1/23	10,000	13,482
UAL Corp. 4.5% 6/30/21 (g)	10,500	13,927
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	8,622
		36,031
Commercial Services & Supplies - 0.6%
FTI Consulting, Inc. 3.75% 7/15/12 (g)	11,995	16,705
Construction & Engineering - 1.8%
Fluor Corp. 1.5% 2/15/24	18,700	35,058
Quanta Services, Inc. 3.75% 4/30/26 (g)	7,000	10,439
		45,497
Electrical Equipment - 0.6%
C&D Technologies, Inc. 5.25% 11/1/25 (g)	4,400	4,444
GrafTech International Ltd. 1.625% 1/15/24	11,280	12,041
		16,485
Machinery - 0.8%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	5,063
2.375% 5/15/26	8,000	7,365
Trinity Industries, Inc. 3.875% 6/1/36	7,000	8,190
		20,618
TOTAL INDUSTRIALS		156,217
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.0%
AudioCodes Ltd. 2% 11/9/24 (g)	5,000	4,474
Ciena Corp. 0.25% 5/1/13	2,650	2,684
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Finisar Corp. 2.5% 10/15/10	$ 15,760	$ 19,858
JDS Uniphase Corp. 1% 5/15/26 (g)	15,000	12,029
L-3 Communications Corp. 3% 8/1/35	3,000	3,341
Symmetricom, Inc. 3.25% 6/15/25	11,000	10,693
		53,079
Computers & Peripherals - 2.2%
EMC Corp. 1.75% 12/1/13 (g)	17,000	20,719
Hutchinson Technology, Inc. 3.25% 1/15/26	12,000	10,295
Maxtor Corp. 2.375% 8/15/12	7,500	9,934
SanDisk Corp. 1% 5/15/13	18,000	15,197
		56,145
Electronic Equipment & Instruments - 4.3%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,800
Coherent, Inc. 2.75% 3/1/11 (g)	1,890	1,983
Flextronics International Ltd. 1% 8/1/10	30,580	29,430
Itron, Inc. 2.5% 8/1/26	37,250	45,475
Merix Corp. 4% 5/15/13 (g)	11,250	9,752
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,513
Solectron Corp. 0.5% 2/15/34	9,000	7,474
Vishay Intertechnology, Inc. 3.625% 8/1/23	9,000	9,447
		112,874
IT Services - 2.0%
BearingPoint, Inc. 3.1% 12/15/24 (g)	8,000	7,639
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (g)	8,300	14,799
4.125% 8/15/23	16,800	29,955
		52,393
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)	45,000	44,325
Amkor Technology, Inc. 2.5% 5/15/11	5,000	5,952
Conexant Systems, Inc. 4% 3/1/26	7,000	6,070
Credence Systems Corp. 3.5% 5/15/10 (g)	8,000	7,340
EMCORE Corp. 5.5% 5/15/11	7,920	8,326
Intel Corp.:
2.95% 12/15/35 (g)	10,000	9,246
2.95% 12/15/35	38,000	35,136
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
0% 4/15/24	$ 29,500	$ 35,890
1.875% 12/15/25 (g)	3,750	6,277
Photronics, Inc. 2.25% 4/15/08	7,000	7,375
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,360
		177,297
Software - 1.2%
Borland Software Corp. 2.75% 2/15/12 (g)	13,000	14,771
Cadence Design Systems, Inc. 1.5% 12/15/13 (g)	5,500	6,446
Symantec Corp. 1% 6/15/13 (g)	9,000	10,512
		31,729
TOTAL INFORMATION TECHNOLOGY		483,517
MATERIALS - 0.3%
Chemicals - 0.1%
Pioneer Companies, Inc. 2.75% 3/1/27 (g)	2,080	2,486
Metals & Mining - 0.2%
Coeur d'Alene Mines Corp. 1.25% 1/15/24	4,600	4,134
TOTAL MATERIALS		6,620
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.7%
Level 3 Communications, Inc. 3.5% 6/15/12	8,000	10,128
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,395
		17,523
Wireless Telecommunication Services - 3.7%
American Tower Corp.:
3.25% 8/1/10 (g)	9,700	34,513
3.25% 8/1/10	3,935	14,001
ICO North America, Inc. 7.5% 8/15/09 (i)	7,745	7,745
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc.:
2.875% 2/1/34 (g)	$ 2,000	$ 6,220
2.875% 2/1/34	11,500	35,766
		98,245
TOTAL TELECOMMUNICATION SERVICES		115,768
UTILITIES - 0.8%
Multi-Utilities - 0.8%
CMS Energy Corp. 3.375% 7/15/23	11,800	20,543
TOTAL CONVERTIBLE BONDS		1,354,062
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
IdleAire Technologies Corp. 0% 12/15/12 unit (d)(g)	12,510	8,569
TOTAL CORPORATE BONDS (Cost $1,114,187)		1,362,631
Common Stocks - 15.0%
	Shares
CONSUMER DISCRETIONARY - 1.4%
Diversified Consumer Services - 0.8%
Coinmach Service Corp. Class A	359,400	3,953
Service Corp. International	1,143,000	15,979
		19,932
Media - 0.6%
Charter Communications, Inc. Class A (a)	3,793,900	15,214
TOTAL CONSUMER DISCRETIONARY		35,146
ENERGY - 6.2%
Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc. (a)	320,900	30,309
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.0%
Sasol Ltd. sponsored ADR	412,600	$ 15,006
Teekay Shipping Corp.	895,625	54,508
Valero Energy Corp.	839,072	62,612
		132,126
TOTAL ENERGY		162,435
HEALTH CARE - 1.1%
Pharmaceuticals - 1.1%
Roche Holding AG ADR (g)	320,340	29,423
INDUSTRIALS - 1.0%
Building Products - 0.8%
American Standard Companies, Inc.	353,600	21,138
Machinery - 0.2%
FreightCar America, Inc. (f)	76,700	3,791
TOTAL INDUSTRIALS		24,929
INFORMATION TECHNOLOGY - 1.4%
IT Services - 0.0%
Global Cash Access Holdings, Inc. (a)	71,600	1,164
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc. (a)	859,200	12,218
ON Semiconductor Corp. (a)	2,169,500	23,300
		35,518
TOTAL INFORMATION TECHNOLOGY		36,682
MATERIALS - 3.3%
Chemicals - 2.4%
Celanese Corp. Class A	1,413,500	51,437
Monsanto Co.	200,000	12,320
		63,757
Paper & Forest Products - 0.9%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	200,000	12,034
Weyerhaeuser Co.	141,800	11,622
		23,656
TOTAL MATERIALS		87,413
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	1,149,096	$ 6,688
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	190,060	8,819
TOTAL COMMON STOCKS (Cost $220,124)		391,535
Convertible Preferred Stocks - 27.2%

CONSUMER DISCRETIONARY - 3.5%
Automobiles - 3.1%
Ford Motor Co. Capital Trust II 6.50%	650,000	23,992
General Motors Corp.:
Series B, 5.25%	1,750,000	36,803
Series C, 6.25%	901,500	20,707
		81,502
Media - 0.4%
Interpublic Group of Companies, Inc. Series B, 5.25% (g)	10,000	11,025
TOTAL CONSUMER DISCRETIONARY		92,527
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Rite Aid Corp. 5.50%	370,000	11,825
ENERGY - 12.4%
Energy Equipment & Services - 0.4%
Bristow Group, Inc. 5.50%	160,000	10,100
Oil, Gas & Consumable Fuels - 12.0%
Chesapeake Energy Corp.:
4.50%	170,000	17,255
5.00% (a)(g)	55,000	8,119
5.00% (a)	275,100	40,612
5.00% (g)	149,600	16,815
El Paso Corp. 4.99%	139,770	203,052
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc. Series A1:
7.00% (i)	488	$ 5,212
11.00% (i)	2,012	22,136
		313,201
TOTAL ENERGY		323,301
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. Series D, 6.25%	40,000	14,067
MATERIALS - 9.9%
Chemicals - 5.2%
Celanese Corp. 4.25%	2,767,500	131,069
Huntsman Corp. 5.00%	125,000	5,295
		136,364
Metals & Mining - 4.7%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	32,030
6.75%	731,500	90,039
		122,069
TOTAL MATERIALS		258,433
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. Series A, 5.75%	26,800	10,263
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $555,205)		710,416
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.33% (b)	153,047,307	$ 153,047
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	1,776,250	1,776
TOTAL MONEY MARKET FUNDS (Cost $154,823)		154,823
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,044,339)		2,619,405
NET OTHER ASSETS - (0.2)%		(5,917)
NET ASSETS - 100%		$ 2,613,488
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $570,913,000 or 21.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,093,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 4,880
EXCO Resources, Inc. Series A1, 11.00%	3/28/07	$ 20,120
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 7,809
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,107
Fidelity Securities Lending Cash Central Fund	169
Total	$ 1,276
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	7.5%
BBB	2.2%
BB	10.9%
B	10.6%
CCC,CC,C	6.7%
Not Rated	14.2%
Equities	42.2%
Short-Term Investments and Net Other Assets	5.7%
100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,730) - See accompanying schedule: Unaffiliated issuers (cost $1,889,516)	$ 2,464,582
Fidelity Central Funds (cost $154,823)	154,823
Total Investments (cost $2,044,339)		$ 2,619,405
Receivable for investments sold		10,147
Receivable for fund shares sold		5,311
Dividends receivable		792
Interest receivable		7,869
Distributions receivable from Fidelity Central Funds		295
Prepaid expenses		6
Other receivables		12
Total assets		2,643,837

Liabilities
Payable for investments purchased	$ 25,630
Payable for fund shares redeemed	1,278
Accrued management fee	1,202
Other affiliated payables	417
Other payables and accrued expenses	46
Collateral on securities loaned, at value	1,776
Total liabilities		30,349

Net Assets		$ 2,613,488
Net Assets consist of:
Paid in capital		$ 1,966,436
Undistributed net investment income		6,481
Accumulated undistributed net realized gain (loss) on investments		65,505
Net unrealized appreciation (depreciation) on investments		575,066
Net Assets, for 90,451 shares outstanding		$ 2,613,488
Net Asset Value, offering price and redemption price per share ($2,613,488 ÷ 90,451 shares)		$ 28.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,581
Interest		16,418
Income from Fidelity Central Funds		1,276
Total income		31,275

Expenses
Management fee Basic fee	$ 5,225
Performance adjustment	1,410
Transfer agent fees	2,001
Accounting and security lending fees	339
Custodian fees and expenses	16
Independent trustees' compensation	4
Registration fees	52
Audit	46
Legal	13
Miscellaneous	14
Total expenses before reductions	9,120
Expense reductions	(68)	9,052
Net investment income (loss)		22,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		68,050
Change in net unrealized appreciation (depreciation) on investment securities		251,813
Net gain (loss)		319,863
Net increase (decrease) in net assets resulting from operations		$ 342,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,223	$ 41,225
Net realized gain (loss)	68,050	74,739
Change in net unrealized appreciation (depreciation)	251,813	175,080
Net increase (decrease) in net assets resulting from operations	342,086	291,044
Distributions to shareholders from net investment income	(20,369)	(41,398)
Distributions to shareholders from net realized gain	(1,653)	(791)
Total distributions	(22,022)	(42,189)
Share transactions Proceeds from sales of shares	352,776	477,908
Reinvestment of distributions	20,042	38,524
Cost of shares redeemed	(162,487)	(435,858)
Net increase (decrease) in net assets resulting from share transactions	210,331	80,574
Total increase (decrease) in net assets	530,395	329,429

Net Assets
Beginning of period	2,083,093	1,753,664
End of period (including undistributed net investment income of $6,481 and undistributed net investment income of $4,627, respectively)	$ 2,613,488	$ 2,083,093
Other Information Shares
Sold	13,200	20,180
Issued in reinvestment of distributions	767	1,650
Redeemed	(6,141)	(18,421)
Net increase (decrease)	7,826	3,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.21	$ 22.14	$ 21.06	$ 19.71	$ 16.88	$ 19.50
Income from Investment Operations
Net investment income (loss) D	.26	.49	.41	.46	.79	.79 H
Net realized and unrealized gain (loss)	3.68	3.09	1.03	1.55	2.87	(2.46) H
Total from investment operations	3.94	3.58	1.44	2.01	3.66	(1.67)
Distributions from net investment income	(.24)	(.50)	(.34)	(.66)	(.83)	(.95)
Distributions from net realized gain	(.02)	(.01)	(.02)	-	-	-
Total distributions	(.26)	(.51)	(.36)	(.66)	(.83)	(.95)
Net asset value, end of period	$ 28.89	$ 25.21	$ 22.14	$ 21.06	$ 19.71	$ 16.88
Total Return B, C	15.74%	16.38%	6.91%	10.39%	22.48%	(8.97)%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.83%	.70%	.67%	.84%	.88%
Expenses net of fee waivers, if any	.80% A	.83%	.70%	.67%	.84%	.88%
Expenses net of all reductions	.80% A	.83%	.69%	.66%	.82%	.85%
Net investment income (loss)	1.96% A	2.09%	1.95%	2.26%	4.46%	4.40% H
Supplemental Data
Net assets, end of period (in millions)	$ 2,613	$ 2,083	$ 1,754	$ 1,835	$ 1,767	$ 1,423
Portfolio turnover rate F	37% A	35%	81%	112%	136%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended November 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.06 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of the net investment income (loss) to average net assets decreased from 4.76% to 4.40%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, deferred trustees compensation, and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 601,986
Unrealized depreciation	(23,898)
Net unrealized appreciation (depreciation)	$ 578,088
Cost for federal income tax purposes	$ 2,041,317

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $512,176 and $404,660, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Net income from lending portfolio securities during the period amounted to $169.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $11 and $26, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CVS-USAN-0707
1.786810.104

Fidelity®

Equity-Income II

Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,117.00	$ 3.48
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.64	$ 3.33

* Expenses are equal to the Fund's annualized expense ratio of .66%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.4	5.7
American International Group, Inc.	4.3	4.4
AT&T, Inc.	3.7	2.3
Wal-Mart Stores, Inc.	2.8	2.9
Bank of America Corp.	2.7	2.7
Citigroup, Inc.	2.7	2.9
General Electric Co.	2.3	1.9
Merck & Co., Inc.	2.3	2.5
Halliburton Co.	2.1	1.1
JPMorgan Chase & Co.	2.0	2.0
	30.3
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	29.0
Energy	14.6	13.3
Industrials	12.2	12.6
Health Care	10.3	12.1
Consumer Discretionary	9.7	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.8%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	2.5%	** Foreign investments	2.4%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.3%
Harley-Davidson, Inc.	460,000	$ 28,101
Diversified Consumer Services - 0.5%
H&R Block, Inc.	2,600,000	61,594
Hotels, Restaurants & Leisure - 0.3%
Red Robin Gourmet Burgers, Inc. (a)(e)	860,000	36,920
Household Durables - 1.7%
Black & Decker Corp.	380,000	35,883
KB Home	660,000	30,287
Leggett & Platt, Inc.	2,900,000	70,963
Whirlpool Corp.	600,000	66,990
		204,123
Media - 3.6%
EchoStar Communications Corp. Class A (a)(d)	1,300,000	59,878
The Walt Disney Co.	3,400,000	120,496
Time Warner, Inc.	5,200,000	111,124
Viacom, Inc. Class B (non-vtg.) (a)	2,900,000	130,268
		421,766
Multiline Retail - 0.5%
Target Corp.	940,000	58,684
Specialty Retail - 1.6%
Big 5 Sporting Goods Corp. (e)	1,917,393	48,491
Christopher & Banks Corp.	1,700,000	32,113
Home Depot, Inc.	1,500,000	58,305
Williams-Sonoma, Inc. (d)	1,500,000	50,835
		189,744
Textiles, Apparel & Luxury Goods - 1.2%
Adidas-Salomon AG	1,100,000	70,216
Quiksilver, Inc. (a)	2,200,000	31,042
VF Corp.	480,000	45,014
		146,272
TOTAL CONSUMER DISCRETIONARY		1,147,204
CONSUMER STAPLES - 8.1%
Beverages - 0.8%
Anheuser-Busch Companies, Inc.	1,700,000	90,678
Food & Staples Retailing - 3.5%
CVS Caremark Corp.	900,000	34,686
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	6,900,000	$ 328,440
Whole Foods Market, Inc. (d)	1,300,000	53,430
		416,556
Food Products - 1.8%
General Mills, Inc.	1,000,000	61,240
Hershey Co.	2,800,000	147,588
		208,828
Household Products - 1.0%
Kimberly-Clark Corp.	1,700,000	120,632
Tobacco - 1.0%
Altria Group, Inc.	1,700,000	120,870
TOTAL CONSUMER STAPLES		957,564
ENERGY - 14.6%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	780,000	64,334
BJ Services Co.	1,900,000	55,727
Halliburton Co.	6,900,000	248,055
Schlumberger Ltd. (NY Shares)	1,300,000	101,231
Smith International, Inc.	1,400,000	77,714
		547,061
Oil, Gas & Consumable Fuels - 10.0%
BP PLC sponsored ADR	1,300,000	87,113
Chevron Corp.	2,300,000	187,427
ConocoPhillips	1,500,000	116,145
Exxon Mobil Corp.	7,600,000	632,093
Massey Energy Co.	2,600,000	75,348
Valero Energy Corp.	1,100,000	82,082
		1,180,208
TOTAL ENERGY		1,727,269
FINANCIALS - 27.4%
Capital Markets - 2.9%
Legg Mason, Inc.	160,000	16,165
Merrill Lynch & Co., Inc.	960,000	89,021
Morgan Stanley	1,400,000	119,056
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	900,000	$ 58,572
State Street Corp.	920,000	62,808
		345,622
Commercial Banks - 3.0%
U.S. Bancorp, Delaware	3,900,000	134,862
Wachovia Corp.	2,100,000	113,799
Wells Fargo & Co.	3,100,000	111,879
		360,540
Diversified Financial Services - 7.4%
Bank of America Corp.	6,300,000	319,473
Citigroup, Inc.	5,800,000	316,042
JPMorgan Chase & Co.	4,600,000	238,418
		873,933
Insurance - 10.7%
AFLAC, Inc.	3,400,000	179,724
American International Group, Inc.	7,000,000	506,380
Genworth Financial, Inc. Class A (non-vtg.)	3,100,000	111,910
Hartford Financial Services Group, Inc.	1,200,000	123,804
Marsh & McLennan Companies, Inc.	4,800,000	157,584
MetLife, Inc.	1,700,000	115,600
XL Capital Ltd. Class A	820,000	66,879
		1,261,881
Real Estate Investment Trusts - 1.4%
General Growth Properties, Inc.	2,900,000	171,216
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	2,900,000	185,368
MGIC Investment Corp.	700,000	45,500
		230,868
TOTAL FINANCIALS		3,244,060
HEALTH CARE - 10.3%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,900,000	107,027
Biogen Idec, Inc. (a)	800,000	41,776
		148,803
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	1,000,000	56,840
Beckman Coulter, Inc.	660,000	43,164
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	1,100,000	$ 83,875
Varian Medical Systems, Inc. (a)	1,340,000	54,002
		237,881
Health Care Providers & Services - 1.4%
Medco Health Solutions, Inc. (a)	560,000	43,546
UnitedHealth Group, Inc.	2,200,000	120,494
		164,040
Life Sciences Tools & Services - 0.2%
PRA International (a)	1,100,000	25,388
Pharmaceuticals - 5.4%
Johnson & Johnson	1,800,000	113,886
Medicis Pharmaceutical Corp. Class A	920,000	30,360
Merck & Co., Inc.	5,100,000	267,495
Pfizer, Inc.	8,400,000	230,916
		642,657
TOTAL HEALTH CARE		1,218,769
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	1,000,000	57,910
Lockheed Martin Corp.	560,000	54,936
The Boeing Co.	620,000	62,366
United Technologies Corp.	1,400,000	98,770
		273,982
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	2,400,000	172,728
Electrical Equipment - 0.5%
Thomas & Betts Corp. (a)	1,100,000	63,822
Industrial Conglomerates - 4.6%
3M Co.	1,400,000	123,144
General Electric Co.	7,200,000	270,576
Teleflex, Inc.	460,000	36,938
Tyco International Ltd.	3,500,000	116,760
		547,418
Machinery - 1.9%
Caterpillar, Inc.	860,000	67,579
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	1,100,000	$ 57,992
SPX Corp.	1,100,000	96,657
		222,228
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	1,100,000	102,443
YRC Worldwide, Inc. (a)(d)	1,600,000	64,320
		166,763
TOTAL INDUSTRIALS		1,446,941
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	2,000,000	53,840
Computers & Peripherals - 2.7%
Hewlett-Packard Co.	4,300,000	196,553
International Business Machines Corp.	1,200,000	127,920
		324,473
Electronic Equipment & Instruments - 0.7%
Avnet, Inc. (a)	1,400,000	59,976
Flextronics International Ltd. (a)	2,500,000	28,875
		88,851
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,800,000	51,660
IT Services - 0.3%
The Western Union Co.	1,500,000	33,675
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	3,100,000	59,210
Intel Corp.	5,100,000	113,067
MKS Instruments, Inc. (a)	2,200,000	59,950
National Semiconductor Corp.	2,200,000	59,224
Verigy Ltd.	900,000	25,749
		317,200
Software - 0.5%
Microsoft Corp.	1,900,000	58,273
TOTAL INFORMATION TECHNOLOGY		927,972
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.6%
Chemicals - 1.0%
Airgas, Inc.	1,500,000	$ 63,960
Sigma Aldrich Corp.	1,360,000	58,861
		122,821
Metals & Mining - 0.6%
Alcoa, Inc.	1,600,000	66,048
TOTAL MATERIALS		188,869
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	10,700,000	442,338
Verizon Communications, Inc.	3,500,000	152,355
		594,693
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.	2,800,000	63,980
TOTAL TELECOMMUNICATION SERVICES		658,673
UTILITIES - 2.5%
Electric Utilities - 2.5%
Entergy Corp.	540,000	60,966
Exelon Corp.	1,200,000	93,600
FirstEnergy Corp.	440,000	30,461
PPL Corp.	1,000,000	45,960
Reliant Energy, Inc. (a)	2,300,000	58,926
		289,913
TOTAL COMMON STOCKS (Cost $9,560,071)		11,807,234
Money Market Funds - 0.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.33% (b)	16,311,014	$ 16,311
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	54,688,500	54,689
TOTAL MONEY MARKET FUNDS (Cost $71,000)		71,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $9,631,071)		11,878,234
NET OTHER ASSETS - (0.4)%		(46,514)
NET ASSETS - 100%		$ 11,831,720
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 512
Fidelity Securities Lending Cash Central Fund	363
Total	$ 875
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 21,376	$ 26,389	$ -	$ 249	$ 48,491
Red Robin Gourmet Burgers, Inc.	29,558	-	-	-	36,920
Total	$ 50,934	$ 26,389	$ -	$ 249	$ 85,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,553) - See accompanying schedule: Unaffiliated issuers (cost $9,482,440)	$ 11,721,823
Fidelity Central Funds (cost $71,000)	71,000
Other affiliated issuers (cost $77,631)	85,411
Total Investments (cost $9,631,071)		$ 11,878,234
Receivable for investments sold		5,748
Receivable for fund shares sold		3,472
Dividends receivable		27,500
Distributions receivable from Fidelity Central Funds		139
Prepaid expenses		31
Other receivables		334
Total assets		11,915,458

Liabilities
Payable for investments purchased	$ 7,750
Payable for fund shares redeemed	14,599
Accrued management fee	4,497
Other affiliated payables	1,791
Other payables and accrued expenses	412
Collateral on securities loaned, at value	54,689
Total liabilities		83,738

Net Assets		$ 11,831,720
Net Assets consist of:
Paid in capital		$ 9,169,111
Undistributed net investment income		35,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		380,017
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,247,163
Net Assets, for 463,055 shares outstanding		$ 11,831,720
Net Asset Value, offering price and redemption price per share ($11,831,720 ÷ 463,055 shares)		$ 25.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends (including $249 earned from other affiliated issuers)		$ 116,822
Interest		10
Income from Fidelity Central Funds		875
Total income		117,707

Expenses
Management fee	$ 26,703
Transfer agent fees	10,102
Accounting and security lending fees	677
Custodian fees and expenses	89
Independent trustees' compensation	19
Appreciation in deferred trustee compensation account	1
Registration fees	32
Audit	66
Legal	73
Interest	230
Miscellaneous	60
Total expenses before reductions	38,052
Expense reductions	(447)	37,605
Net investment income (loss)		80,102
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	397,380
Foreign currency transactions	(21)
Total net realized gain (loss)		397,359
Change in net unrealized appreciation (depreciation) on: Investment securities		802,688
Net gain (loss)		1,200,047
Net increase (decrease) in net assets resulting from operations		$ 1,280,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,102	$ 175,428
Net realized gain (loss)	397,359	1,068,758
Change in net unrealized appreciation (depreciation)	802,688	106,688
Net increase (decrease) in net assets resulting from operations	1,280,149	1,350,874
Distributions to shareholders from net investment income	(97,702)	(161,449)
Distributions to shareholders from net realized gain	(971,101)	(950,596)
Total distributions	(1,068,803)	(1,112,045)
Share transactions Proceeds from sales of shares	510,087	684,251
Reinvestment of distributions	1,025,172	1,066,583
Cost of shares redeemed	(1,549,504)	(2,602,829)
Net increase (decrease) in net assets resulting from share transactions	(14,245)	(851,995)
Total increase (decrease) in net assets	197,101	(613,166)

Net Assets
Beginning of period	11,634,619	12,247,785
End of period (including undistributed net investment income of $35,429 and undistributed net investment income of $53,029, respectively)	$ 11,831,720	$ 11,634,619
Other Information Shares
Sold	21,406	28,934
Issued in reinvestment of distributions	43,087	46,025
Redeemed	(64,574)	(110,366)
Net increase (decrease)	(81)	(35,407)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.12	$ 24.57	$ 23.90	$ 21.52	$ 18.72	$ 21.21
Income from Investment Operations
Net investment income (loss) D	.17	.35	.35	.35 G	.25	.24
Net realized and unrealized gain (loss)	2.54	2.44	1.36	2.49	2.78	(1.65)
Total from investment operations	2.71	2.79	1.71	2.84	3.03	(1.41)
Distributions from net investment income	(.21)	(.33)	(.41)	(.29)	(.23)	(.23)
Distributions from net realized gain	(2.07)	(1.91)	(.63)	(.17)	-	(.85)
Total distributions	(2.28)	(2.24)	(1.04)	(.46)	(.23)	(1.08)
Net asset value, end of period	$ 25.55	$ 25.12	$ 24.57	$ 23.90	$ 21.52	$ 18.72
Total Return B, C	11.70%	12.28%	7.41%	13.32%	16.40%	(7.08)%
Ratios to Average Net Assets E, H
Expenses before reductions	.66% A	.67%	.68%	.68%	.70%	.70%
Expenses net of fee waivers, if any	.66% A	.67%	.68%	.68%	.70%	.70%
Expenses net of all reductions	.65% A	.66%	.62%	.64%	.64%	.63%
Net investment income (loss)	1.38% A	1.50%	1.49%	1.56%	1.31%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$ 11,832	$ 11,635	$ 12,248	$ 12,632	$ 11,525	$ 10,156
Portfolio turnover rate F	44% A	160%	143%	123%	131%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income II Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its' affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,277,606
Unrealized depreciation	(39,969)
Net unrealized appreciation (depreciation)	$ 2,237,637
Cost for federal income tax purposes	$ 9,640,597

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,531,483 and $3,444,834, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 23,209	5.40%	$ 230

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $363.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $7 and $240, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EII-USAN-0707
1.786811.104

Fidelity®

Independence

Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,132.60	$ 4.63
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.59	$ 4.38

* Expenses are equal to the Fund's annualized expense ratio of .87%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Valero Energy Corp.	3.1	2.1
AT&T, Inc.	2.7	2.1
Research In Motion Ltd.	2.7	1.9
Monsanto Co.	2.6	1.1
Ultra Petroleum Corp.	2.2	1.9
Celgene Corp.	2.1	1.4
Exxon Mobil Corp.	2.1	3.0
Apple, Inc.	1.9	2.0
McDermott International, Inc.	1.9	1.1
Entergy Corp.	1.8	0.3
	23.1
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	23.4	17.4
Information Technology	14.4	16.1
Health Care	10.2	9.4
Consumer Discretionary	9.7	9.3
Materials	9.1	4.3
Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Stocks 99.9%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	24.3%	** Foreign investments	20.2%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	409,200	$ 19,629
Sotheby's Class A (ltd. vtg.)	700,000	33,229
		52,858
Hotels, Restaurants & Leisure - 3.2%
Burger King Holdings, Inc.	1,475,821	37,781
Hilton Hotels Corp.	873,100	31,039
McDonald's Corp.	1,002,600	50,681
Starwood Hotels & Resorts Worldwide, Inc.	300,000	21,621
Vail Resorts, Inc. (a)	303,600	18,201
		159,323
Internet & Catalog Retail - 1.2%
Priceline.com, Inc. (a)(d)	952,000	58,872
Media - 0.5%
Comcast Corp. Class A (special) (non-vtg.) (a)	569,000	15,465
Getty Images, Inc. (a)	100,000	5,005
Time Warner, Inc.	234,000	5,001
		25,471
Multiline Retail - 1.0%
Kohl's Corp. (a)	312,800	23,560
Saks, Inc. (d)	1,460,900	29,276
		52,836
Specialty Retail - 0.6%
PETsMART, Inc.	600,000	20,532
Tiffany & Co., Inc.	200,000	10,514
		31,046
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc. (a)	500,000	25,680
Crocs, Inc. (a)(d)	300,000	24,408
Polo Ralph Lauren Corp. Class A	200,000	19,506
VF Corp.	400,000	37,512
		107,106
TOTAL CONSUMER DISCRETIONARY		487,512
CONSUMER STAPLES - 4.1%
Food Products - 1.9%
Nestle SA sponsored ADR	367,400	35,803
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	300,000	$ 17,448
Tyson Foods, Inc. Class A	1,900,000	42,351
		95,602
Personal Products - 0.8%
Avon Products, Inc.	574,700	22,063
Bare Escentuals, Inc.	410,600	17,225
		39,288
Tobacco - 1.4%
Altria Group, Inc.	1,030,000	73,233
TOTAL CONSUMER STAPLES		208,123
ENERGY - 23.4%
Energy Equipment & Services - 5.8%
Nabors Industries Ltd. (a)	1,195,300	41,764
Oceaneering International, Inc. (a)	540,600	27,052
Schlumberger Ltd. (NY Shares)	790,300	61,541
Smith International, Inc.	750,000	41,633
Transocean, Inc. (a)	711,600	69,908
W-H Energy Services, Inc. (a)	246,300	15,714
Weatherford International Ltd. (a)	600,000	32,604
		290,216
Oil, Gas & Consumable Fuels - 17.6%
Cabot Oil & Gas Corp.	1,025,200	39,983
Cameco Corp.	1,400,000	72,563
China Coal Energy Co. Ltd. (H Shares)	389,000	502
EOG Resources, Inc.	839,100	64,527
Exxon Mobil Corp.	1,254,500	104,337
Marathon Oil Corp.	200,000	24,762
Noble Energy, Inc.	275,000	17,405
Petroplus Holdings AG	684,270	63,415
Quicksilver Resources, Inc. (a)(d)	1,383,900	61,570
Range Resources Corp.	979,500	37,946
Sunoco, Inc.	600,000	47,826
SXR Uranium One, Inc. (a)	500,000	7,794
Tesoro Corp.	600,000	37,128
Ultra Petroleum Corp. (a)	1,789,879	109,863
Valero Energy Corp.	2,113,700	157,718
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Venoco, Inc.	250,000	$ 4,968
Williams Companies, Inc.	1,100,000	34,936
		887,243
TOTAL ENERGY		1,177,459
FINANCIALS - 8.8%
Capital Markets - 2.6%
Charles Schwab Corp.	600,000	13,482
Franklin Resources, Inc.	300,000	40,722
Goldman Sachs Group, Inc.	100,700	23,244
Julius Baer Holding AG (Bearer)	300,000	22,830
Lazard Ltd. Class A	393,700	21,213
T. Rowe Price Group, Inc.	200,000	10,270
		131,761
Commercial Banks - 2.7%
Banco Bradesco SA (PN) sponsored ADR (d)	1,708,000	43,366
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,308,800	57,705
Raiffeisen International Bank Holding AG	104,200	16,292
Uniao de Bancos Brasileiros SA (Unibanco) GDR	179,100	20,115
		137,478
Insurance - 3.0%
MetLife, Inc.	950,000	64,600
Prudential Financial, Inc.	834,300	85,115
		149,715
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	1,600,100	24,706
TOTAL FINANCIALS		443,660
HEALTH CARE - 10.2%
Biotechnology - 3.7%
Celgene Corp. (a)	1,724,300	105,596
CSL Ltd.	24,000	1,773
Gilead Sciences, Inc. (a)	953,500	78,921
		186,290
Health Care Equipment & Supplies - 3.0%
Beckman Coulter, Inc.	350,000	22,890
Becton, Dickinson & Co.	644,100	49,113
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cytyc Corp. (a)	1,200,000	$ 50,736
Nobel Biocare Holding AG (Switzerland)	85,497	29,320
		152,059
Health Care Providers & Services - 1.7%
Humana, Inc. (a)	1,000,000	62,050
Medco Health Solutions, Inc. (a)	300,000	23,328
		85,378
Pharmaceuticals - 1.8%
Elan Corp. PLC sponsored ADR (a)	209,900	4,139
Merck & Co., Inc.	1,649,440	86,513
		90,652
TOTAL HEALTH CARE		514,379
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.6%
DRS Technologies, Inc.	154,800	7,949
General Dynamics Corp.	469,500	37,673
Hexcel Corp. (a)(d)	1,309,100	30,279
L-3 Communications Holdings, Inc.	600,000	57,156
		133,057
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)	682,600	28,185
Electrical Equipment - 1.0%
ABB Ltd. sponsored ADR	2,342,800	50,300
Industrial Conglomerates - 1.9%
McDermott International, Inc. (a)	1,191,788	92,959
Machinery - 1.5%
Caterpillar, Inc.	600,000	47,148
MAN AG	200,000	29,021
		76,169
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	190,600	17,751
Kansas City Southern	400,000	16,420
		34,171
TOTAL INDUSTRIALS		414,841
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	992,400	$ 26,715
Harris Corp.	500,000	24,960
QUALCOMM, Inc.	900,000	38,655
Research In Motion Ltd. (a)	816,900	135,671
		226,001
Computers & Peripherals - 2.6%
Apple, Inc. (a)	782,800	95,157
Dell, Inc. (a)	1,400,000	37,618
		132,775
Electronic Equipment & Instruments - 0.4%
IPG Photonics Corp.	207,500	4,654
Jabil Circuit, Inc.	600,000	13,800
		18,454
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)	487,200	21,539
eBay, Inc. (a)	900,000	29,304
Google, Inc. Class A (sub. vtg.) (a)	92,151	45,868
SAVVIS, Inc. (a)	308,900	15,504
Yahoo!, Inc. (a)	700,000	20,090
		132,305
IT Services - 1.9%
Fidelity National Information Services, Inc.	600,000	32,352
Mastercard, Inc. Class A	430,000	64,307
		96,659
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	2,100,000	40,110
ASML Holding NV (NY Shares) (a)	1,128,900	29,092
		69,202
Software - 1.0%
Adobe Systems, Inc. (a)	200,000	8,816
Glu Mobile, Inc.	106,700	1,326
Nintendo Co. Ltd.	106,700	37,260
Solera Holdings, Inc.	199,800	3,526
		50,928
TOTAL INFORMATION TECHNOLOGY		726,324
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 9.1%
Chemicals - 5.2%
Monsanto Co.	2,166,901	$ 133,481
Potash Corp. of Saskatchewan, Inc.	900,000	63,855
The Mosaic Co.	1,800,000	63,234
		260,570
Metals & Mining - 3.7%
Arcelor Mittal	900,000	53,991
Companhia Vale do Rio Doce sponsored ADR	600,000	27,270
Freeport-McMoRan Copper & Gold, Inc. Class B	900,000	70,830
Goldcorp, Inc. (d)	552,400	13,290
Impala Platinum Holdings Ltd.	600,000	18,372
		183,753
Paper & Forest Products - 0.2%
Nine Dragons Paper (Holdings) Ltd. (a)	6,000,000	12,555
TOTAL MATERIALS		456,878
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	3,289,300	135,980
Wireless Telecommunication Services - 3.6%
America Movil SA de CV Series L sponsored ADR	1,028,200	62,258
American Tower Corp. Class A (a)	1,096,200	47,334
NII Holdings, Inc. (a)	873,200	71,140
		180,732
TOTAL TELECOMMUNICATION SERVICES		316,712
UTILITIES - 5.6%
Electric Utilities - 2.3%
Enernoc, Inc. (a)	35,100	1,370
Entergy Corp.	785,700	88,706
Reliant Energy, Inc. (a)	1,000,000	25,620
		115,696
Independent Power Producers & Energy Traders - 3.3%
Constellation Energy Group, Inc.	743,600	68,240
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. (a)	1,000,000	$ 9,680
NRG Energy, Inc.	1,000,000	87,890
		165,810
TOTAL UTILITIES		281,506
TOTAL COMMON STOCKS (Cost $4,318,689)		5,027,394
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 5.33% (b)	30,574,496	30,574
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	116,790,925	116,791
TOTAL MONEY MARKET FUNDS (Cost $147,365)		147,365
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $4,466,054)		5,174,759
NET OTHER ASSETS - (2.8)%		(140,498)
NET ASSETS - 100%		$ 5,034,261
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,021
Fidelity Securities Lending Cash Central Fund	270
Total	$ 1,291
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.7%
Canada	8.1%
Switzerland	4.0%
Brazil	2.9%
Panama	1.9%
Netherlands	1.7%
Mexico	1.2%
Netherlands Antilles	1.2%
Others (individually less than 1%)	3.3%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $333,464,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $114,000) - See accompanying schedule: Unaffiliated issuers (cost $4,318,689)	$ 5,027,394
Fidelity Central Funds (cost $147,365)	147,365
Total Investments (cost $4,466,054)		$ 5,174,759
Receivable for investments sold		88,890
Receivable for fund shares sold		2,521
Dividends receivable		4,594
Distributions receivable from Fidelity Central Funds		113
Prepaid expenses		12
Other receivables		178
Total assets		5,271,067

Liabilities
Payable for investments purchased	$ 110,269
Payable for fund shares redeemed	5,763
Accrued management fee	3,043
Other affiliated payables	755
Other payables and accrued expenses	185
Collateral on securities loaned, at value	116,791
Total liabilities		236,806

Net Assets		$ 5,034,261
Net Assets consist of:
Paid in capital		$ 4,480,758
Undistributed net investment income		3,670
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(158,864)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		708,697
Net Assets, for 202,638 shares outstanding		$ 5,034,261
Net Asset Value, offering price and redemption price per share ($5,034,261 ÷ 202,638 shares)		$ 24.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 22,633
Special dividends		6,483
Interest		128
Income from Fidelity Central Funds		1,291
Total income		30,535

Expenses
Management fee Basic fee	$ 13,239
Performance adjustment	2,721
Transfer agent fees	3,876
Accounting and security lending fees	537
Custodian fees and expenses	90
Independent trustees' compensation	8
Appreciation in deferred trustee compensation account	1
Registration fees	43
Audit	47
Legal	29
Interest	18
Miscellaneous	24
Total expenses before reductions	20,633
Expense reductions	(341)	20,292
Net investment income (loss)		10,243
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $5,594)	177,484
Foreign currency transactions	(18)
Total net realized gain (loss)		177,466
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $5,611)	408,808
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		408,814
Net gain (loss)		586,280
Net increase (decrease) in net assets resulting from operations		$ 596,523

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,243	$ 18,461
Net realized gain (loss)	177,466	833,153
Change in net unrealized appreciation (depreciation)	408,814	(277,213)
Net increase (decrease) in net assets resulting from operations	596,523	574,401
Distributions to shareholders from net investment income	(21,377)	(12,074)
Share transactions Proceeds from sales of shares	180,052	430,858
Reinvestment of distributions	21,162	11,979
Cost of shares redeemed	(464,775)	(936,261)
Net increase (decrease) in net assets resulting from share transactions	(263,561)	(493,424)
Total increase (decrease) in net assets	311,585	68,903

Net Assets
Beginning of period	4,722,676	4,653,773
End of period (including undistributed net investment income of $3,670 and undistributed net investment income of $14,804, respectively)	$ 5,034,261	$ 4,722,676
Other Information Shares
Sold	7,940	20,820
Issued in reinvestment of distributions	955	605
Redeemed	(20,623)	(46,162)
Net increase (decrease)	(11,728)	(24,737)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.03	$ 19.46	$ 17.39	$ 15.45	$ 13.83	$ 15.84
Income from Investment Operations
Net investment income (loss) D	.05 G	.08	.04	.11 H, I	.14	.21
Net realized and unrealized gain (loss)	2.86	2.54	2.14	1.93	1.69	(2.02)
Total from investment operations	2.91	2.62	2.18	2.04	1.83	(1.81)
Distributions from net investment income	(.10)	(.05)	(.11)	(.10)	(.21)	(.20)
Net asset value, end of period	$ 24.84	$ 22.03	$ 19.46	$ 17.39	$ 15.45	$ 13.83
Total Return B, C	13.26%	13.49%	12.61%	13.28%	13.47%	(11.57)%
Ratios to Average Net Assets E, J
Expenses before reductions	.87% A	.87%	.77%	.76%	.62%	1.07%
Expenses net of fee waivers, if any	.87% A	.87%	.77%	.76%	.62%	1.07%
Expenses net of all reductions	.86% A	.86%	.72%	.71%	.55%	.97%
Net investment income (loss)	.43% A, G	.41%	.24%	.66% I	1.00%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 5,034	$ 4,723	$ 4,654	$ 4,584	$ 4,591	$ 4,443
Portfolio turnover rate F	187% A	169%	119%	119%	166%	191%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .16%.

H Investment income per share reflects a special dividend which amounted to $.07.

I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 731,279
Unrealized depreciation	(27,042)
Net unrealized appreciation (depreciation)	$ 704,237
Cost for federal income tax purposes	$ 4,470,522

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,401,329 and $4,643,092, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,082	5.39%	$ 18

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $270.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $182 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $6 and $83, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FRE-USAN-0707
1.786813.104

Fidelity®

Strategic Dividend & Income®

Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,090.50	$ 5.73
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.54
Class T
Actual	$ 1,000.00	$ 1,089.50	$ 6.88
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.64
Class B
Actual	$ 1,000.00	$ 1,085.90	$ 9.93
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Class C
Actual	$ 1,000.00	$ 1,086.90	$ 9.63
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.30
Strategic Dividend and Income
Actual	$ 1,000.00	$ 1,091.80	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.99	$ 3.98
Institutional Class
Actual	$ 1,000.00	$ 1,092.80	$ 4.17
HypotheticalA	$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.32%
Class B	1.91%
Class C	1.85%
Strategic Dividend and Income	.79%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Valero Energy Corp.	2.0	1.7
AT&T, Inc.	1.5	1.0
JPMorgan Chase & Co.	1.4	1.4
National Oilwell Varco, Inc.	1.1	1.2
Citigroup, Inc.	1.1	0.0
General Growth Properties, Inc.	0.9	1.2
Transocean, Inc.	0.9	0.0
Diamond Offshore Drilling, Inc.	0.8	0.0
El Paso Corp. 4.99%	0.8	0.9
American International Group, Inc.	0.8	1.0
	11.3
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.1	34.2
Information Technology	14.6	14.8
Energy	12.2	13.4
Utilities	6.5	5.4
Industrials	6.4	6.6
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Common Stocks 63.3%		Common Stocks 66.8%
	Preferred Stocks 15.3%		Preferred Stocks 13.0%
	Convertible Bonds 13.4%		Convertible Bonds 13.5%
	Other Investments 1.5%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	8.5%	** Foreign investments	10.8%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.5%
	Principal Amount	Value
Convertible Bonds - 13.4%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 970,000	$ 1,118,216
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. 1.132% 4/29/33 (d)	5,820,000	4,104,148
Six Flags, Inc. 4.5% 5/15/15	3,300,000	3,902,250
		8,006,398
Media - 0.4%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	70,000	124,600
5.875% 11/16/09	4,013,000	7,143,140
		7,267,740
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	1,000,000	973,400
Eddie Bauer Holdings, Inc. 5.25% 4/1/14 (f)	1,000,000	1,256,250
		2,229,650
TOTAL CONSUMER DISCRETIONARY		18,622,004
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	817,304
ENERGY - 2.7%
Energy Equipment & Services - 1.1%
Grey Wolf, Inc. 5.2994% 4/1/24 (g)	2,300,000	3,225,980
Halliburton Co. 3.125% 7/15/23	4,260,000	8,216,475
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	1,000,000	1,048,700
Maverick Tube Corp. 1.875% 11/15/25	3,000,000	3,633,000
SESI LLC 1.5% 12/15/26 (d)(f)	3,000,000	3,243,000
		19,367,155
Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp.:
2.75% 11/15/35 (f)	5,000,000	5,491,000
2.75% 11/15/35	10,200,000	11,201,640
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
McMoRan Exploration Co. 6% 7/2/08	$ 3,000,000	$ 3,567,600
Peabody Energy Corp. 4.75% 12/15/66	8,000,000	9,080,000
		29,340,240
TOTAL ENERGY		48,707,395
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Ventas, Inc. 3.875% 11/15/11 (f)	3,000,000	3,202,500
HEALTH CARE - 1.8%
Biotechnology - 0.6%
Amgen, Inc.:
0.375% 2/1/13 (f)	5,000,000	4,494,000
0.375% 2/1/13	7,000,000	6,300,000
		10,794,000
Health Care Equipment & Supplies - 0.5%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	2,000,000	2,129,600
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	4,000,000	4,360,000
Medtronic, Inc. 1.625% 4/15/13	2,000,000	2,130,820
		8,620,420
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	1,000,000	1,239,300
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	2,339,345
2.5% 10/1/23	2,400,000	5,642,640
Nektar Therapeutics 3.25% 9/28/12	1,000,000	915,100
		10,136,385
Pharmaceuticals - 0.2%
Alpharma, Inc. 2.125% 3/15/27	3,000,000	2,966,779
TOTAL HEALTH CARE		32,517,584
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
AAR Corp. 1.75% 2/1/26 (f)	$ 1,000,000	$ 1,261,570
Alliant Techsystems, Inc. 3% 8/15/24	2,680,000	3,831,354
		5,092,924
Airlines - 0.2%
UAL Corp. 4.5% 6/30/21 (f)	2,000,000	2,652,800
US Airways Group, Inc. 7% 9/30/20 (f)	490,000	878,325
		3,531,125
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,392,696
Construction & Engineering - 0.4%
Fluor Corp. 1.5% 2/15/24	2,000,000	3,749,476
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	4,474,032
		8,223,508
Electrical Equipment - 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	2,903,600
Machinery - 0.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	1,000,000	920,593
2.375% 5/15/26	2,000,000	1,841,187
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	1,170,040
		3,931,820
TOTAL INDUSTRIALS		25,075,673
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.0%
Ciena Corp. 0.25% 5/1/13	1,560,000	1,579,800
Finisar Corp. 2.5% 10/15/10	6,920,000	8,719,200
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	4,009,500
L-3 Communications Corp. 3% 8/1/35	2,000,000	2,227,500
Symmetricom, Inc. 3.25% 6/15/25	2,000,000	1,944,200
		18,480,200
Computers & Peripherals - 0.7%
EMC Corp.:
1.75% 12/1/13 (f)	1,800,000	2,193,750
1.75% 12/1/13	930,000	1,133,438
Hutchinson Technology, Inc. 3.25% 1/15/26	3,000,000	2,573,700
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Maxtor Corp. 2.375% 8/15/12	$ 600,000	$ 794,700
SanDisk Corp. 1% 5/15/13	7,000,000	5,910,100
		12,605,688
Electronic Equipment & Instruments - 1.6%
Anixter International, Inc. 1% 2/15/13 (f)	2,000,000	2,555,200
Coherent, Inc. 2.75% 3/1/11 (f)	1,110,000	1,164,579
Flextronics International Ltd. 1% 8/1/10	8,420,000	8,103,408
Itron, Inc. 2.5% 8/1/26	10,000,000	12,208,000
Merix Corp. 4% 5/15/13 (f)	1,000,000	866,875
Newport Corp. 2.5% 2/15/12 (f)	1,000,000	936,920
Solectron Corp. 0.5% 2/15/34	1,000,000	830,400
Vishay Intertechnology, Inc. 3.625% 8/1/23	2,600,000	2,729,047
		29,394,429
IT Services - 0.5%
BearingPoint, Inc. 3.1% 12/15/24 (f)	2,000,000	1,909,715
DST Systems, Inc. 4.125% 8/15/23	3,470,000	6,187,180
		8,096,895
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)	5,000,000	4,925,000
Amkor Technology, Inc. 2.5% 5/15/11	2,000,000	2,380,800
Conexant Systems, Inc. 4% 3/1/26	3,000,000	2,601,600
Credence Systems Corp. 3.5% 5/15/10 (f)	2,000,000	1,835,000
EMCORE Corp. 5.5% 5/15/11	880,000	925,100
Intel Corp. 2.95% 12/15/35	6,000,000	5,547,780
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	7,907,900
1.875% 12/15/25 (f)	1,250,000	2,092,375
Photronics, Inc. 2.25% 4/15/08	3,000,000	3,160,500
		31,376,055
Software - 0.3%
Borland Software Corp. 2.75% 2/15/12 (f)	2,000,000	2,272,500
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	2,000,000	2,344,000
Symantec Corp. 1% 6/15/13 (f)	1,000,000	1,168,000
		5,784,500
TOTAL INFORMATION TECHNOLOGY		105,737,767
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
MATERIALS - 0.1%
Chemicals - 0.1%
Pioneer Companies, Inc. 2.75% 3/1/27 (f)	$ 1,420,000	$ 1,696,900
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	2,531,900
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,465,000
		4,996,900
TOTAL CONVERTIBLE BONDS		241,374,027
Nonconvertible Bonds - 1.1%
FINANCIALS - 0.8%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,972,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,916,543
Lehman Brothers Holdings, Inc.:
5.857% (g)	1,000,000	989,421
6.19% (g)	1,000,000	1,001,250
		6,879,214
Commercial Banks - 0.4%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,907,220
HBOS plc 6.657% (f)(g)	5,000,000	4,900,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	953,980
		7,761,200
TOTAL FINANCIALS		14,640,414
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	5,000,000	4,869,360
TOTAL NONCONVERTIBLE BONDS		19,509,774
TOTAL CORPORATE BONDS (Cost $238,807,078)		260,883,801
Common Stocks - 63.3%
	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Automobiles - 0.1%
Winnebago Industries, Inc.	78,400	$ 2,430,400
Diversified Consumer Services - 0.5%
Coinmach Service Corp. unit	156,800	2,993,312
Service Corp. International	339,000	4,739,220
Stewart Enterprises, Inc. Class A	225,800	1,747,692
		9,480,224
Hotels, Restaurants & Leisure - 1.4%
Accor SA	23,500	2,185,288
Aristocrat Leisure Ltd.	229,600	2,928,206
Centerplate, Inc. unit	268,800	4,381,440
Hilton Hotels Corp.	27,700	984,735
Jollibee Food Corp.	409,500	491,400
McDonald's Corp.	105,849	5,350,667
Minor International PCL (For. Reg.)	1,212,900	416,552
Starwood Hotels & Resorts Worldwide, Inc.	65,500	4,720,585
WMS Industries, Inc. (a)	66,400	2,812,704
		24,271,577
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	80,957	1,161,733
Beazer Homes USA, Inc.	21,600	772,632
Black & Decker Corp.	27,900	2,634,597
KB Home	35,600	1,633,684
La-Z-Boy, Inc.	95,477	1,122,810
The Stanley Works	43,910	2,776,429
Urbi, Desarrollos Urbanos, SA de CV (a)	243,500	1,040,932
Whirlpool Corp.	56,600	6,319,390
		17,462,207
Internet & Catalog Retail - 0.1%
FTD Group, Inc.	30,500	540,765
Submarino SA	15,200	645,585
		1,186,350
Leisure Equipment & Products - 0.3%
Brunswick Corp.	71,900	2,475,517
Eastman Kodak Co.	111,600	2,830,176
MarineMax, Inc. (a)	18,300	380,274
		5,685,967
Media - 0.8%
Charter Communications, Inc. Class A (a)	977,700	3,920,577
Getty Images, Inc. (a)	47,700	2,387,385
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	21,500	$ 618,770
News Corp.:
Class A	86,700	1,915,203
Class B	8,400	198,492
R.H. Donnelley Corp.	49,200	3,834,648
Viacom, Inc. Class B (non-vtg.) (a)	41,865	1,880,576
		14,755,651
Multiline Retail - 0.4%
JCPenney Co., Inc.	36,600	2,945,568
Retail Ventures, Inc. (a)	39,791	771,547
Sears Holdings Corp. (a)	16,200	2,916,324
Tuesday Morning Corp.	90,385	1,259,967
		7,893,406
Specialty Retail - 0.1%
AutoZone, Inc. (a)	6,500	836,095
Circuit City Stores, Inc.	51,200	822,784
Truworths International Ltd.	78,600	458,132
		2,117,011
Textiles, Apparel & Luxury Goods - 0.2%
G-III Apparel Group Ltd. (a)	83,500	1,728,450
VF Corp.	22,000	2,063,160
		3,791,610
TOTAL CONSUMER DISCRETIONARY		89,074,403
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Anadolu Efes Biracilk Ve Malt Sanyii AS	11,000	455,028
Remy Cointreau SA	23,200	1,679,462
		2,134,490
Food & Staples Retailing - 0.5%
Rite Aid Corp.	380,200	2,402,864
Safeway, Inc.	154,900	5,340,952
Wal-Mart de Mexico SA de CV Series V	219,926	832,235
		8,576,051
Food Products - 1.4%
B&G Foods, Inc. unit	156,900	3,426,696
BioMar Holding AS	49,200	2,933,095
Bunge Ltd.	30,000	2,343,600
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Cermaq ASA (e)	143,100	$ 2,455,868
Chaoda Modern Agriculture (Holdings) Ltd.	1,024,000	889,118
Chiquita Brands International, Inc. (e)	234,337	4,297,741
Kraft Foods, Inc. Class A	70,794	2,395,669
Marine Harvest ASA (a)	2,180,000	2,414,671
Ralcorp Holdings, Inc. (a)	22,800	1,326,048
Tyson Foods, Inc. Class A	158,000	3,521,820
		26,004,326
Household Products - 0.1%
Central Garden & Pet Co. (a)	108,600	1,558,410
Personal Products - 0.6%
Avon Products, Inc.	148,000	5,681,720
Playtex Products, Inc. (a)	312,100	4,650,290
		10,332,010
Tobacco - 0.5%
Altria Group, Inc.	102,300	7,273,530
Japan Tobacco, Inc.	484	2,521,206
		9,794,736
TOTAL CONSUMER STAPLES		58,400,023
ENERGY - 8.2%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.	155,700	14,693,409
National Oilwell Varco, Inc. (a)	211,589	19,984,581
Transocean, Inc. (a)	158,600	15,580,864
		50,258,854
Oil, Gas & Consumable Fuels - 5.4%
Cabot Oil & Gas Corp.	220,400	8,595,600
Canadian Natural Resources Ltd.	105,300	6,999,651
Chesapeake Energy Corp.	55,800	1,945,188
CONSOL Energy, Inc.	110,700	5,378,913
EOG Resources, Inc.	67,900	5,221,510
Noble Energy, Inc.	67,900	4,297,391
Peabody Energy Corp.	96,300	5,204,052
Plains Exploration & Production Co. (a)	193,400	10,234,728
Range Resources Corp.	113,022	4,378,472
Spectra Energy Corp.	1,733	46,150
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Shipping Corp.	142,050	$ 8,645,163
Valero Energy Corp.	484,861	36,180,324
		97,127,142
TOTAL ENERGY		147,385,996
FINANCIALS - 23.4%
Capital Markets - 1.8%
Ares Capital Corp.	126,600	2,345,898
Bank of New York Co., Inc.	73,500	2,981,160
Franklin Resources, Inc.	17,600	2,389,024
Janus Capital Group, Inc.	96,800	2,679,424
Merrill Lynch & Co., Inc.	74,500	6,908,385
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,039,695
Morgan Stanley	95,700	8,138,328
		32,481,914
Commercial Banks - 1.4%
Cathay General Bancorp	61,246	2,075,014
Commerce Bancorp, Inc.	72,400	2,499,248
East West Bancorp, Inc.	100,131	4,059,311
Hanmi Financial Corp.	150,600	2,630,982
PNC Financial Services Group, Inc.	32,700	2,413,260
UCBH Holdings, Inc.	125,600	2,337,416
Wachovia Corp.	91,809	4,975,130
Wells Fargo & Co.	115,900	4,182,831
		25,173,192
Consumer Finance - 0.1%
Advance America Cash Advance Centers, Inc.	98,400	1,736,760
Diversified Financial Services - 3.3%
Bank of America Corp.	275,614	13,976,386
Citigroup, Inc.	350,400	19,093,296
JPMorgan Chase & Co.	490,904	25,443,554
		58,513,236
Insurance - 3.9%
AFLAC, Inc.	73,100	3,864,066
American International Group, Inc.	195,200	14,120,768
Aspen Insurance Holdings Ltd.	365,018	9,899,288
Axis Capital Holdings Ltd.	218,795	8,657,718
Endurance Specialty Holdings Ltd.	213,995	8,523,421
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	16,500	$ 1,769,295
Hartford Financial Services Group, Inc.	37,600	3,879,192
MetLife, Inc.	49,500	3,366,000
Platinum Underwriters Holdings Ltd.	290,666	10,010,537
Prudential Financial, Inc.	42,500	4,335,850
Universal American Financial Corp. (a)	101,900	2,163,337
		70,589,472
Real Estate Investment Trusts - 11.8%
Alexandria Real Estate Equities, Inc.	66,800	7,027,360
American Financial Realty Trust (SBI)	215,500	2,430,840
AvalonBay Communities, Inc.	46,560	6,070,958
Boston Properties, Inc.	60,314	6,977,124
BRE Properties, Inc. Class A	112,400	7,105,928
British Land Co. PLC	22,800	653,234
Capital Lease Funding, Inc.	47,300	528,341
CBL & Associates Properties, Inc.	44,555	1,828,537
Corporate Office Properties Trust (SBI)	187,900	8,464,895
DCT Industrial Trust, Inc.	278,351	3,075,779
Developers Diversified Realty Corp.	165,500	10,203,075
Duke Realty LP	164,370	6,594,524
Equity Lifestyle Properties, Inc.	33,660	1,833,124
Equity One, Inc.	16,900	495,170
Equity Residential (SBI)	165,580	8,389,939
General Growth Properties, Inc.	282,125	16,656,660
GMH Communities Trust	107,200	1,089,152
Health Care Property Investors, Inc.	119,500	3,904,065
Healthcare Realty Trust, Inc.	79,100	2,592,107
Hersha Hospitality Trust	80,500	977,270
Highwoods Properties, Inc. (SBI)	101,800	4,462,912
Home Properties, Inc.	93,100	5,362,560
HomeBanc Mortgage Corp., Georgia	139,500	284,580
Host Hotels & Resorts, Inc.	302,645	7,723,500
Inland Real Estate Corp.	222,000	3,996,000
Kilroy Realty Corp.	65,100	4,838,232
Kimco Realty Corp.	103,938	4,811,290
Mission West Properties, Inc.	74,300	1,052,831
Plum Creek Timber Co., Inc.	16,200	677,160
Potlatch Corp.	49,530	2,168,423
ProLogis Trust	169,565	10,964,073
Public Storage, Inc.	115,536	10,340,472
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Rayonier, Inc.	52,520	$ 2,361,299
Simon Property Group, Inc.	111,310	12,019,254
SL Green Realty Corp.	31,700	4,440,536
Strategic Hotel & Resorts, Inc.	193,700	4,517,084
Tanger Factory Outlet Centers, Inc.	126,300	5,298,285
Taubman Centers, Inc.	22,100	1,215,942
UDR, Inc.	416,040	12,630,974
Unibail (Reg.)	2,100	602,599
Ventas, Inc.	78,950	3,344,322
Vornado Realty Trust	111,850	13,534,969
		213,545,379
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	27,200	714,272
Mitsubishi Estate Co. Ltd.	101,000	3,103,607
Thomas Properties Group, Inc.	28,500	479,655
		4,297,534
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	45,600	1,775,664
Fannie Mae	58,100	3,713,752
Hudson City Bancorp, Inc.	192,300	2,536,437
New York Community Bancorp, Inc.	231,600	4,048,368
Radian Group, Inc.	72,100	4,462,990
		16,537,211
TOTAL FINANCIALS		422,874,698
HEALTH CARE - 3.1%
Biotechnology - 0.1%
Amgen, Inc. (a)	24,700	1,391,351
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	72,400	5,520,500
C.R. Bard, Inc.	62,700	5,292,507
Varian Medical Systems, Inc. (a)	58,974	2,376,652
		13,189,659
Health Care Providers & Services - 0.6%
Acibadem Saglik Hizmetleri AS	57,847	742,022
Brookdale Senior Living, Inc.	132,580	6,259,102
Bumrungrad Hospital PCL (For. Reg.)	346,100	464,463
Capital Senior Living Corp. (a)	27,600	306,912
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	54,000	$ 2,982,420
Henry Schein, Inc. (a)	800	42,824
Sun Healthcare Group, Inc. (a)	44,700	639,210
		11,436,953
Health Care Technology - 0.2%
Cerner Corp. (a)	50,000	2,840,500
Pharmaceuticals - 1.5%
Merck & Co., Inc.	250,800	13,154,460
MGI Pharma, Inc. (a)	114,300	2,443,734
Pfizer, Inc.	295,000	8,109,550
Wyeth	44,400	2,568,096
		26,275,840
TOTAL HEALTH CARE		55,134,303
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	41,900	3,362,056
Honeywell International, Inc.	114,900	6,653,859
Precision Castparts Corp.	24,500	2,929,220
United Technologies Corp.	158,000	11,146,900
		24,092,035
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	39,100	2,814,027
Building Products - 0.2%
Masco Corp.	82,100	2,480,241
Commercial Services & Supplies - 0.3%
Allied Waste Industries, Inc.	135,900	1,829,214
The Brink's Co.	13,100	863,683
The Geo Group, Inc. (a)	28,450	1,550,525
Waste Management, Inc.	46,300	1,790,421
		6,033,843
Construction & Engineering - 0.8%
Fluor Corp.	91,335	9,507,974
Shaw Group, Inc. (a)	137,700	5,571,342
		15,079,316
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	30,500	1,634,190
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Tyco International Ltd.	129,000	$ 4,303,440
Machinery - 1.0%
Dover Corp.	32,300	1,616,615
Flowserve Corp.	57,606	3,998,432
Oshkosh Truck Co.	42,300	2,609,487
SPX Corp.	115,400	10,140,198
		18,364,732
Road & Rail - 0.6%
Con-way, Inc.	77,600	4,399,920
Kansas City Southern	1,803	74,013
Landstar System, Inc.	39,600	1,926,936
Union Pacific Corp.	37,100	4,477,228
		10,878,097
TOTAL INDUSTRIALS		85,679,921
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.7%
Alcatel-Lucent SA sponsored ADR	124,200	1,704,024
Avocent Corp. (a)	30,500	854,915
Comverse Technology, Inc. (a)	87,300	2,000,916
Motorola, Inc.	180,000	3,274,200
Nokia Corp. sponsored ADR	163,900	4,487,582
		12,321,637
Computers & Peripherals - 1.4%
Dell, Inc. (a)	109,700	2,947,639
Diebold, Inc.	54,300	2,692,194
Hewlett-Packard Co.	118,200	5,402,922
Intermec, Inc. (a)	144,900	3,564,540
International Business Machines Corp.	66,300	7,067,580
NCR Corp. (a)	51,100	2,742,537
Sun Microsystems, Inc. (a)	141,900	723,690
		25,141,102
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	74,300	2,836,031
Amphenol Corp. Class A	235,000	8,408,300
Arrow Electronics, Inc. (a)	106,200	4,359,510
Avnet, Inc. (a)	103,000	4,412,520
Flextronics International Ltd. (a)	279,200	3,224,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	87,000	$ 1,802,640
Molex, Inc.	82,300	2,447,602
		27,491,363
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	8,100	4,031,775
VeriSign, Inc. (a)	128,100	3,821,223
		7,852,998
IT Services - 0.3%
Mastercard, Inc. Class A	30,700	4,591,185
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	182,600	2,605,702
Analog Devices, Inc.	49,300	1,785,153
Applied Materials, Inc.	195,400	3,732,140
ASML Holding NV (NY Shares) (a)	145,700	3,754,689
Atmel Corp. (a)	428,900	2,397,551
Axcelis Technologies, Inc. (a)	219,100	1,408,813
Broadcom Corp. Class A (a)	75,800	2,316,448
Cypress Semiconductor Corp. (a)	78,300	1,681,101
Fairchild Semiconductor International, Inc. (a)	131,500	2,422,230
FormFactor, Inc. (a)	72,500	2,884,050
Hittite Microwave Corp. (a)	38,800	1,577,220
Integrated Device Technology, Inc. (a)	268,529	4,030,620
Intel Corp.	158,100	3,505,077
Intersil Corp. Class A	78,700	2,368,870
Lam Research Corp. (a)	49,700	2,666,902
Linear Technology Corp.	70,400	2,526,656
Maxim Integrated Products, Inc.	87,200	2,681,400
Microchip Technology, Inc.	45,700	1,854,506
National Semiconductor Corp.	163,900	4,412,188
ON Semiconductor Corp. (a)	453,300	4,868,442
Saifun Semiconductors Ltd. (a)	140,100	1,490,664
Silicon Motion Technology Corp. sponsored ADR (a)	94,100	2,176,533
Volterra Semiconductor Corp. (a)	212,163	3,335,202
		62,482,157
Software - 0.9%
Business Objects SA sponsored ADR (a)	64,495	2,651,389
Microsoft Corp.	135,200	4,146,584
Nintendo Co. Ltd.	7,900	2,758,680
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	129,800	$ 2,594,702
Ubisoft Entertainment SA (a)	92,304	4,628,921
		16,780,276
TOTAL INFORMATION TECHNOLOGY		156,660,718
MATERIALS - 1.4%
Chemicals - 0.6%
Agrium, Inc.	65,300	2,518,701
Arkema (a)	27,400	1,795,844
Celanese Corp. Class A	61,400	2,234,346
Monsanto Co.	59,900	3,689,840
		10,238,731
Metals & Mining - 0.7%
Alcoa, Inc.	110,600	4,565,568
Titanium Metals Corp.	262,800	9,092,880
		13,658,448
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	46,175	2,022,465
TOTAL MATERIALS		25,919,644
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	639,915	26,454,086
CenturyTel, Inc.	48,689	2,406,210
Level 3 Communications, Inc. (a)	287,274	1,671,935
Verizon Communications, Inc.	315,000	13,711,950
		44,244,181
Wireless Telecommunication Services - 0.6%
America Movil SA de CV Series L sponsored ADR	37,600	2,276,680
Bharti Airtel Ltd. (a)	41,763	899,674
Cellcom Israel Ltd.	20,700	513,360
MTN Group Ltd.	107,100	1,471,121
NII Holdings, Inc. (a)	11,200	912,464
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Partner Communications Co. Ltd. ADR (e)	31,818	$ 540,270
Sprint Nextel Corp.	208,200	4,757,370
		11,370,939
TOTAL TELECOMMUNICATION SERVICES		55,615,120
UTILITIES - 2.5%
Electric Utilities - 1.0%
Entergy Corp.	41,300	4,662,770
Exelon Corp.	56,200	4,383,600
PPL Corp.	192,811	8,861,594
		17,907,964
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	377,300	8,953,329
Constellation Energy Group, Inc.	105,500	9,681,735
Mirant Corp. (a)	38,500	1,786,400
		20,421,464
Multi-Utilities - 0.4%
CMS Energy Corp.	270,700	4,940,275
Public Service Enterprise Group, Inc.	23,500	2,090,090
		7,030,365
TOTAL UTILITIES		45,359,793
TOTAL COMMON STOCKS (Cost $932,092,962)		1,142,104,619
Preferred Stocks - 15.3%

Convertible Preferred Stocks - 4.0%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	98,500	2,262,545
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	50,138
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	478,336
TOTAL CONSUMER DISCRETIONARY		2,791,019
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp.:
4.50%	20,500	$ 2,080,750
5.00% (a)	7,500	1,107,188
6.25%	8,000	2,285,280
El Paso Corp. 4.99%	10,000	14,527,447
		20,000,665
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,957,500
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	40,000	998,760
TOTAL FINANCIALS		2,956,260
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,756,979
5.125%	1,000	1,544,200
		3,301,179
MATERIALS - 1.0%
Chemicals - 0.7%
Celanese Corp. 4.25%	252,600	11,963,136
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	63,510	2,619,788
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,550	4,438,989
TOTAL MATERIALS		19,021,913
UTILITIES - 1.4%
Electric Utilities - 0.5%
AES Trust VII 6.00%	180,700	8,977,176
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	$ 8,861,970
Series A, 5.75%	1,000	382,960
		9,244,930
Multi-Utilities - 0.4%
CMS Energy Corp. 4.50%	66,000	6,279,900
TOTAL UTILITIES		24,502,006
TOTAL CONVERTIBLE PREFERRED STOCKS		72,573,042
Nonconvertible Preferred Stocks - 11.3%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.0%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	984,000
Media - 0.1%
CBS Corp. 6.75%	40,000	991,200
TOTAL CONSUMER DISCRETIONARY		1,975,200
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,020,000
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,930,156
Devon Energy Corp. 6.49%	13,750	1,379,125
		4,309,281
FINANCIALS - 8.1%
Capital Markets - 1.5%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	756,000
Series G, 5.49%	15,000	750,000
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	2,025,600
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,079,200
Series B, 6.20%	100,000	2,575,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
Series C, 4.9931%	40,000	$ 1,048,800
Series D	160,000	4,155,200
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	169,015	4,314,953
Series D, 5.67%	34,900	1,708,355
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	80,000	2,019,200
Series H, 3.97%	120,000	3,049,200
Morgan Stanley Capital Trust IV 6.60%	80,000	2,008,800
		27,490,308
Commercial Banks - 1.5%
ABN AMRO Capital Funding Trust V 5.90%	20,000	466,600
ABN Amro Capital Funding Trust VII 6.08%	40,400	971,620
Barclays Bank PLC Series 2, 6.625%	40,000	1,034,000
BNY Capital V 5.95%	115,000	2,745,050
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,125,000
Keycorp Capital IX 6.75%	40,000	1,006,400
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	998,800
Santander Finance Preferred SA Unipersonal (f)	40,000	946,000
Santander Finance Preferred SA Unipersonal:
6.41%	69,400	1,738,470
6.50% (f)	40,000	984,000
6.80% (f)	160,000	4,000,000
U.S. Bancorp, Delaware Series B, 0.00%	40,000	1,053,600
USB Capital XII 6.30%	80,000	1,952,000
Wachovia Capital Trust IX 6.375%	120,000	2,964,000
		25,985,540
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 7.375%	40,000	866,000
HSBC USA, Inc.:
Series G, 4.9175%	80,000	2,120,000
Series H, 6.50%	40,000	1,056,400
SLM Corp. 4.07%	1,200	104,400
		4,146,800
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D	20,000	519,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
Series E	40,000	$ 1,019,200
CIT Group, Inc. Series B, 5.189%	15,000	1,479,000
Citigroup Capital XVI Series C, 6.45%	120,000	3,012,000
Citigroup Capital XVII 6.35%	80,000	1,992,000
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	3,514,000
General Electric Capital Corp. 6.05%	80,000	1,963,200
Merrill Lynch Capital Trust II 6.45%	200,000	4,900,000
		18,399,200
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	2,000,000
MetLife, Inc. Series A, 4.39%	40,000	1,041,200
		3,041,200
Real Estate Investment Trusts - 0.6%
Apartment Investment & Management Co. Series V, 8.00%	79,000	2,012,920
Duke Realty LP (depositary shares) Series K, 6.50%	95,800	2,394,042
Hospitality Properties Trust Series C, 7.00%	100,000	2,460,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	535,200
Public Storage, Inc. Series M, 6.625%	80,000	1,971,200
Vornado Realty Trust Series E, 7.00%	40,000	1,017,200
		10,390,562
Thrifts & Mortgage Finance - 3.1%
Countrywide Capital V 7.00%	80,000	1,990,400
Fannie Mae:
5.10%	27,562	1,219,619
7.00%	42,200	2,270,782
Series H, 5.81%	71,200	3,560,000
Series I, 5.375%	5,000	243,250
Series L, 5.125%	140,900	6,602,574
Series N, 5.50%	92,650	4,525,026
Freddie Mac:
5.30%	40,000	1,890,000
5.57%	546,000	13,404,300
5.90%	40,000	1,024,000
Series F, 5.00%	58,500	2,612,025
Series H, 5.10%	10,300	462,161
Series K, 5.79%	35,200	1,742,400
Series O, 5.81%	19,500	970,125
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series R, 5.70%	117,000	$ 5,791,500
Series S, adj. rate	10,000	528,500
Series T 6.42%	10,000	532,200
Series W, 5.66%	120,000	2,996,400
Indymac Bank F S B Pasadena Cali 8.50% (f)	80,000	2,028,000
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,174,400
		56,567,662
TOTAL FINANCIALS		146,021,272
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	827,937
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	480,000
TOTAL MATERIALS		1,307,937
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.375%	281,800	6,994,276
UTILITIES - 2.3%
Electric Utilities - 2.1%
Alabama Power Co.:
4.60%	2,000	188,500
5.20%	120,000	2,858,400
5.30%	88,600	2,090,960
5.625%	80,000	2,000,000
Baltimore Gas & Electric Co. Series 1993, 6.70% (a)	10,000	1,034,000
Duquesne Light Co. 6.50%	106,050	5,307,803
Entergy Louisiana LLC 6.95%	7,500	746,250
FPL Group Capital Trust I 5.875%	20,000	471,600
Mid-American Energy Co. 4.40%	5,000	427,500
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	383,630
Series B, 5.50%	61,900	1,473,839
Series D 5.00%	69,200	1,550,080
PPL Electric Utilities Corp. 6.25%	180,000	4,563,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
4.78%	46,500	$ 1,011,375
5.349%	40,000	4,036,000
6.125%	35,000	3,535,000
Series B, 4.08%	27,271	506,968
Series C:
4.24%	94,600	1,773,750
6.00%	20,000	2,055,000
Series D, 4.32%	70,000	1,400,000
		37,413,655
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	300,600
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,648,036
San Diego Gas & Electric Co. 1.70%	67,548	1,764,692
		4,412,728
TOTAL UTILITIES		42,126,983
TOTAL NONCONVERTIBLE PREFERRED STOCKS		203,754,949
TOTAL PREFERRED STOCKS (Cost $257,748,989)		276,327,991
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.2%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	3,102,340
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	1,036,743
		4,139,083
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	2,000,000	2,027,133
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	$ 2,000,000	$ 1,985,498
TOTAL PREFERRED SECURITIES (Cost $8,000,001)		8,151,714
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	117,375,018	117,375,018
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	5,056,580	5,056,580
TOTAL MONEY MARKET FUNDS (Cost $122,431,598)		122,431,598
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,559,080,628)		1,809,899,723
NET OTHER ASSETS - (0.3)%		(6,170,343)
NET ASSETS - 100%		$ 1,803,729,380
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $103,384,833 or 5.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,542,359
Fidelity Securities Lending Cash Central Fund	12,030
Total	$ 2,554,389
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.2%
BBB	1.1%
BB	3.4%
B	3.2%
CCC,CC,C	1.3%
Not Rated	3.7%
Equities	78.6%
Short-Term Investments and Net Other Assets	6.5%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,882,929) - See accompanying schedule: Unaffiliated issuers (cost $1,436,649,030)	$ 1,687,468,125
Fidelity Central Funds (cost $122,431,598)	122,431,598
Total Investments (cost $1,559,080,628)		$ 1,809,899,723
Cash		49,466
Foreign currency held at value (cost $12,570)		12,493
Receivable for investments sold		5,956,598
Receivable for fund shares sold		6,251,782
Dividends receivable		1,717,317
Interest receivable		1,471,682
Distributions receivable from Fidelity Central Funds		506,596
Prepaid expenses		3,427
Other receivables		609
Total assets		1,825,869,693

Liabilities
Payable for investments purchased	$ 13,640,626
Payable for fund shares redeemed	2,082,569
Accrued management fee	814,663
Distribution fees payable	198,625
Other affiliated payables	302,245
Other payables and accrued expenses	45,005
Collateral on securities loaned, at value	5,056,580
Total liabilities		22,140,313

Net Assets		$ 1,803,729,380
Net Assets consist of:
Paid in capital		$ 1,503,897,761
Undistributed net investment income		6,028,336
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,004,322
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		250,798,961
Net Assets		$ 1,803,729,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,614,550 ÷ 7,710,901 shares)	$ 14.09

Maximum offering price per share (100/94.25 of $14.09)	$ 14.95
Class T: Net Asset Value and redemption price per share ($172,127,560 ÷ 12,235,750 shares)	$ 14.07

Maximum offering price per share (100/96.50 of $14.07)	$ 14.58
Class B: Net Asset Value and offering price per share ($33,938,863 ÷ 2,418,550 shares)A	$ 14.03

Class C: Net Asset Value and offering price per share ($101,181,697 ÷ 7,208,688 shares)A	$ 14.04

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($1,365,085,425 ÷ 96,594,064 shares)	$ 14.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,781,285 ÷ 1,613,458 shares)	$ 14.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,949,002
Interest		2,532,545
Income from Fidelity Central Funds		2,554,389
Total income		19,035,936

Expenses
Management fee	$ 4,303,540
Transfer agent fees	1,412,605
Distribution fees	1,019,617
Accounting and security lending fees	241,779
Custodian fees and expenses	30,059
Independent trustees' compensation	2,371
Registration fees	124,567
Audit	29,033
Legal	9,699
Miscellaneous	4,809
Total expenses before reductions	7,178,079
Expense reductions	(35,603)	7,142,476
Net investment income (loss)		11,893,460
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $13,745)	46,238,978
Foreign currency transactions	(11,905)
Total net realized gain (loss)		46,227,073
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,995)	80,261,896
Assets and liabilities in foreign currencies	(10,203)
Total change in net unrealized appreciation (depreciation)		80,251,693
Net gain (loss)		126,478,766
Net increase (decrease) in net assets resulting from operations		$ 138,372,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,893,460	$ 20,961,984
Net realized gain (loss)	46,227,073	74,058,210
Change in net unrealized appreciation (depreciation)	80,251,693	71,876,495
Net increase (decrease) in net assets resulting from operations	138,372,226	166,896,689
Distributions to shareholders from net investment income	(10,236,496)	(19,594,724)
Distributions to shareholders from net realized gain	(67,051,469)	(10,685,905)
Total distributions	(77,287,965)	(30,280,629)
Share transactions - net increase (decrease)	364,315,074	245,540,386
Total increase (decrease) in net assets	425,399,335	382,156,446

Net Assets
Beginning of period	1,378,330,045	996,173,599
End of period (including undistributed net investment income of $6,028,336 and undistributed net investment income of $4,371,372, respectively)	$ 1,803,729,380	$ 1,378,330,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.19	.18	.16
Net realized and unrealized gain (loss)	1.09	1.61	1.10	1.04
Total from investment operations	1.18	1.80	1.28	1.20
Distributions from net investment income	(.09)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.75)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 14.09	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	9.05%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.10% A	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.10% A	1.14%	1.13%	1.17% A
Net investment income (loss)	1.37% A	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,615	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17	.16	.13
Net realized and unrealized gain (loss)	1.08	1.59	1.09	1.04
Total from investment operations	1.16	1.76	1.25	1.17
Distributions from net investment income	(.07)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.73)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 14.07	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	8.95%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.32% A	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.32% A	1.35%	1.35%	1.42% A
Net investment income (loss)	1.16% A	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,128	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.09	.09
Net realized and unrealized gain (loss)	1.07	1.59	1.09	1.03
Total from investment operations	1.11	1.68	1.18	1.12
Distributions from net investment income	(.03)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.69)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 14.03	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	8.59%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.91% A	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.91% A	1.96%	1.93%	1.92% A
Net investment income (loss)	.56% A	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,939	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.10	.09
Net realized and unrealized gain (loss)	1.09	1.58	1.09	1.03
Total from investment operations	1.13	1.68	1.19	1.12
Distributions from net investment income	(.04)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.70)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 14.04	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	8.69%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.85% A	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.85% A	1.88%	1.87%	1.92% A
Net investment income (loss)	.62% A	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,182	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.24	.22	.19
Net realized and unrealized gain (loss)	1.08	1.60	1.11	1.04
Total from investment operations	1.19	1.84	1.33	1.23
Distributions from net investment income	(.10)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.76)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 14.13	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	9.18%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.79% A	.80%	.82%	.90% A
Expenses net of all reductions	.78% A	.79%	.79%	.87% A
Net investment income (loss)	1.69% A	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,365,085	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.23	.22	.19
Net realized and unrealized gain (loss)	1.10	1.59	1.10	1.04
Total from investment operations	1.21	1.82	1.32	1.23
Distributions from net investment income	(.11)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.77)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 14.12	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	9.28%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.80% A	.82%	.83%	.88% A
Expenses net of all reductions	.79% A	.82%	.81%	.85% A
Net investment income (loss)	1.68% A	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,781	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 268,348,506
Unrealized depreciation	(19,141,932)
Net unrealized appreciation (depreciation)	$ 249,206,574
Cost for federal income tax purposes	$ 1,560,693,149

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $901,935,901 and $636,940,261, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 105,811	$ 9,316
Class T	.25%	.25%	349,748	37,015
Class B	.75%	.25%	138,327	104,062
Class C	.75%	.25%	425,731	113,989
			$ 1,019,617	$ 264,382

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 118,841
Class T	42,489
Class B *	18,169
Class C *	5,328
$ 184,827

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Dividend & Income shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 101,350.24
Class T	144,873.21
Class B	41,868.30
Class C	102,735.24
Strategic Dividend and Income	1,005,927.17
Institutional Class	15,852.18
	$ 1,412,605

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,159 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,729 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,030.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,879 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,450. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Strategic Dividend and Income	4,362
Institutional Class	61
$ 4,425

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Fixed-Income Trust, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 490,389	$ 755,007
Class T	680,938	1,207,524
Class B	61,475	136,347
Class C	215,479	455,492
Strategic Dividend and Income	8,667,121	16,844,509
Institutional Class	121,094	195,845
Total	$ 10,236,496	$ 19,594,724
From net realized gain
Class A	$ 3,476,044	$ 422,135
Class T	5,864,593	869,186
Class B	1,178,860	212,465
Class C	3,680,940	535,091
Strategic Dividend and Income	52,196,348	8,542,657
Institutional Class	654,684	104,371
Total	$ 67,051,469	$ 10,685,905

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	2,926,412	2,652,278	$ 39,489,901	$ 33,771,371
Reinvestment of distributions	252,823	74,313	3,308,909	927,356
Shares redeemed	(600,738)	(785,506)	(8,065,191)	(9,972,783)
Net increase (decrease)	2,578,497	1,941,085	$ 34,733,619	$ 24,725,944
Class T
Shares sold	3,794,386	3,093,279	$ 51,052,059	$ 39,401,358
Reinvestment of distributions	444,882	142,542	5,816,103	1,774,211
Shares redeemed	(789,975)	(1,016,565)	(10,630,944)	(12,945,160)
Net increase (decrease)	3,449,293	2,219,256	$ 46,237,218	$ 28,230,409
Class B
Shares sold	802,112	651,095	$ 10,802,487	$ 8,286,669
Reinvestment of distributions	76,573	22,168	998,646	273,978
Shares redeemed	(223,245)	(535,951)	(3,001,618)	(6,733,248)
Net increase (decrease)	655,440	137,312	$ 8,799,515	$ 1,827,399
Class C
Shares sold	1,903,967	2,077,679	$ 25,591,126	$ 26,455,087
Reinvestment of distributions	234,981	59,230	3,067,189	735,267
Shares redeemed	(462,502)	(696,643)	(6,224,306)	(8,845,742)
Net increase (decrease)	1,676,446	1,440,266	$ 22,434,009	$ 18,344,612
Strategic Dividend and Income
Shares sold	27,387,979	36,957,213	$ 369,206,245	$ 472,572,702
Reinvestment of distributions	4,149,855	1,804,449	54,456,045	22,539,587
Shares redeemed	(13,464,573)	(25,574,480)	(179,696,506)	(325,330,308)
Net increase (decrease)	18,073,261	13,187,182	$ 243,965,784	$ 169,781,981
Institutional Class
Shares sold	695,629	358,059	$ 9,370,612	$ 4,585,437
Reinvestment of distributions	24,718	10,004	324,269	124,626
Shares redeemed	(113,165)	(164,319)	(1,549,952)	(2,080,022)
Net increase (decrease)	607,182	203,744	$ 8,144,929	$ 2,630,041

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SDI-USAN-0707
1.802526.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Dividend & Income

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,090.50	$ 5.73
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.54
Class T
Actual	$ 1,000.00	$ 1,089.50	$ 6.88
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.64
Class B
Actual	$ 1,000.00	$ 1,085.90	$ 9.93
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Class C
Actual	$ 1,000.00	$ 1,086.90	$ 9.63
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.30
Strategic Dividend and Income
Actual	$ 1,000.00	$ 1,091.80	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.99	$ 3.98
Institutional Class
Actual	$ 1,000.00	$ 1,092.80	$ 4.17
HypotheticalA	$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.32%
Class B	1.91%
Class C	1.85%
Strategic Dividend and Income	.79%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Valero Energy Corp.	2.0	1.7
AT&T, Inc.	1.5	1.0
JPMorgan Chase & Co.	1.4	1.4
National Oilwell Varco, Inc.	1.1	1.2
Citigroup, Inc.	1.1	0.0
General Growth Properties, Inc.	0.9	1.2
Transocean, Inc.	0.9	0.0
Diamond Offshore Drilling, Inc.	0.8	0.0
El Paso Corp. 4.99%	0.8	0.9
American International Group, Inc.	0.8	1.0
	11.3
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.1	34.2
Information Technology	14.6	14.8
Energy	12.2	13.4
Utilities	6.5	5.4
Industrials	6.4	6.6
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Common Stocks 63.3%		Common Stocks 66.8%
	Preferred Stocks 15.3%		Preferred Stocks 13.0%
	Convertible Bonds 13.4%		Convertible Bonds 13.5%
	Other Investments 1.5%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	8.5%	** Foreign investments	10.8%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.5%
	Principal Amount	Value
Convertible Bonds - 13.4%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 970,000	$ 1,118,216
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. 1.132% 4/29/33 (d)	5,820,000	4,104,148
Six Flags, Inc. 4.5% 5/15/15	3,300,000	3,902,250
		8,006,398
Media - 0.4%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	70,000	124,600
5.875% 11/16/09	4,013,000	7,143,140
		7,267,740
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	1,000,000	973,400
Eddie Bauer Holdings, Inc. 5.25% 4/1/14 (f)	1,000,000	1,256,250
		2,229,650
TOTAL CONSUMER DISCRETIONARY		18,622,004
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	817,304
ENERGY - 2.7%
Energy Equipment & Services - 1.1%
Grey Wolf, Inc. 5.2994% 4/1/24 (g)	2,300,000	3,225,980
Halliburton Co. 3.125% 7/15/23	4,260,000	8,216,475
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	1,000,000	1,048,700
Maverick Tube Corp. 1.875% 11/15/25	3,000,000	3,633,000
SESI LLC 1.5% 12/15/26 (d)(f)	3,000,000	3,243,000
		19,367,155
Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp.:
2.75% 11/15/35 (f)	5,000,000	5,491,000
2.75% 11/15/35	10,200,000	11,201,640
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
McMoRan Exploration Co. 6% 7/2/08	$ 3,000,000	$ 3,567,600
Peabody Energy Corp. 4.75% 12/15/66	8,000,000	9,080,000
		29,340,240
TOTAL ENERGY		48,707,395
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Ventas, Inc. 3.875% 11/15/11 (f)	3,000,000	3,202,500
HEALTH CARE - 1.8%
Biotechnology - 0.6%
Amgen, Inc.:
0.375% 2/1/13 (f)	5,000,000	4,494,000
0.375% 2/1/13	7,000,000	6,300,000
		10,794,000
Health Care Equipment & Supplies - 0.5%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	2,000,000	2,129,600
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	4,000,000	4,360,000
Medtronic, Inc. 1.625% 4/15/13	2,000,000	2,130,820
		8,620,420
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	1,000,000	1,239,300
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	2,339,345
2.5% 10/1/23	2,400,000	5,642,640
Nektar Therapeutics 3.25% 9/28/12	1,000,000	915,100
		10,136,385
Pharmaceuticals - 0.2%
Alpharma, Inc. 2.125% 3/15/27	3,000,000	2,966,779
TOTAL HEALTH CARE		32,517,584
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
AAR Corp. 1.75% 2/1/26 (f)	$ 1,000,000	$ 1,261,570
Alliant Techsystems, Inc. 3% 8/15/24	2,680,000	3,831,354
		5,092,924
Airlines - 0.2%
UAL Corp. 4.5% 6/30/21 (f)	2,000,000	2,652,800
US Airways Group, Inc. 7% 9/30/20 (f)	490,000	878,325
		3,531,125
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,392,696
Construction & Engineering - 0.4%
Fluor Corp. 1.5% 2/15/24	2,000,000	3,749,476
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	4,474,032
		8,223,508
Electrical Equipment - 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	2,903,600
Machinery - 0.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	1,000,000	920,593
2.375% 5/15/26	2,000,000	1,841,187
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	1,170,040
		3,931,820
TOTAL INDUSTRIALS		25,075,673
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.0%
Ciena Corp. 0.25% 5/1/13	1,560,000	1,579,800
Finisar Corp. 2.5% 10/15/10	6,920,000	8,719,200
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	4,009,500
L-3 Communications Corp. 3% 8/1/35	2,000,000	2,227,500
Symmetricom, Inc. 3.25% 6/15/25	2,000,000	1,944,200
		18,480,200
Computers & Peripherals - 0.7%
EMC Corp.:
1.75% 12/1/13 (f)	1,800,000	2,193,750
1.75% 12/1/13	930,000	1,133,438
Hutchinson Technology, Inc. 3.25% 1/15/26	3,000,000	2,573,700
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Maxtor Corp. 2.375% 8/15/12	$ 600,000	$ 794,700
SanDisk Corp. 1% 5/15/13	7,000,000	5,910,100
		12,605,688
Electronic Equipment & Instruments - 1.6%
Anixter International, Inc. 1% 2/15/13 (f)	2,000,000	2,555,200
Coherent, Inc. 2.75% 3/1/11 (f)	1,110,000	1,164,579
Flextronics International Ltd. 1% 8/1/10	8,420,000	8,103,408
Itron, Inc. 2.5% 8/1/26	10,000,000	12,208,000
Merix Corp. 4% 5/15/13 (f)	1,000,000	866,875
Newport Corp. 2.5% 2/15/12 (f)	1,000,000	936,920
Solectron Corp. 0.5% 2/15/34	1,000,000	830,400
Vishay Intertechnology, Inc. 3.625% 8/1/23	2,600,000	2,729,047
		29,394,429
IT Services - 0.5%
BearingPoint, Inc. 3.1% 12/15/24 (f)	2,000,000	1,909,715
DST Systems, Inc. 4.125% 8/15/23	3,470,000	6,187,180
		8,096,895
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)	5,000,000	4,925,000
Amkor Technology, Inc. 2.5% 5/15/11	2,000,000	2,380,800
Conexant Systems, Inc. 4% 3/1/26	3,000,000	2,601,600
Credence Systems Corp. 3.5% 5/15/10 (f)	2,000,000	1,835,000
EMCORE Corp. 5.5% 5/15/11	880,000	925,100
Intel Corp. 2.95% 12/15/35	6,000,000	5,547,780
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	7,907,900
1.875% 12/15/25 (f)	1,250,000	2,092,375
Photronics, Inc. 2.25% 4/15/08	3,000,000	3,160,500
		31,376,055
Software - 0.3%
Borland Software Corp. 2.75% 2/15/12 (f)	2,000,000	2,272,500
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	2,000,000	2,344,000
Symantec Corp. 1% 6/15/13 (f)	1,000,000	1,168,000
		5,784,500
TOTAL INFORMATION TECHNOLOGY		105,737,767
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
MATERIALS - 0.1%
Chemicals - 0.1%
Pioneer Companies, Inc. 2.75% 3/1/27 (f)	$ 1,420,000	$ 1,696,900
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	2,531,900
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,465,000
		4,996,900
TOTAL CONVERTIBLE BONDS		241,374,027
Nonconvertible Bonds - 1.1%
FINANCIALS - 0.8%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,972,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,916,543
Lehman Brothers Holdings, Inc.:
5.857% (g)	1,000,000	989,421
6.19% (g)	1,000,000	1,001,250
		6,879,214
Commercial Banks - 0.4%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,907,220
HBOS plc 6.657% (f)(g)	5,000,000	4,900,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	953,980
		7,761,200
TOTAL FINANCIALS		14,640,414
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	5,000,000	4,869,360
TOTAL NONCONVERTIBLE BONDS		19,509,774
TOTAL CORPORATE BONDS (Cost $238,807,078)		260,883,801
Common Stocks - 63.3%
	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Automobiles - 0.1%
Winnebago Industries, Inc.	78,400	$ 2,430,400
Diversified Consumer Services - 0.5%
Coinmach Service Corp. unit	156,800	2,993,312
Service Corp. International	339,000	4,739,220
Stewart Enterprises, Inc. Class A	225,800	1,747,692
		9,480,224
Hotels, Restaurants & Leisure - 1.4%
Accor SA	23,500	2,185,288
Aristocrat Leisure Ltd.	229,600	2,928,206
Centerplate, Inc. unit	268,800	4,381,440
Hilton Hotels Corp.	27,700	984,735
Jollibee Food Corp.	409,500	491,400
McDonald's Corp.	105,849	5,350,667
Minor International PCL (For. Reg.)	1,212,900	416,552
Starwood Hotels & Resorts Worldwide, Inc.	65,500	4,720,585
WMS Industries, Inc. (a)	66,400	2,812,704
		24,271,577
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	80,957	1,161,733
Beazer Homes USA, Inc.	21,600	772,632
Black & Decker Corp.	27,900	2,634,597
KB Home	35,600	1,633,684
La-Z-Boy, Inc.	95,477	1,122,810
The Stanley Works	43,910	2,776,429
Urbi, Desarrollos Urbanos, SA de CV (a)	243,500	1,040,932
Whirlpool Corp.	56,600	6,319,390
		17,462,207
Internet & Catalog Retail - 0.1%
FTD Group, Inc.	30,500	540,765
Submarino SA	15,200	645,585
		1,186,350
Leisure Equipment & Products - 0.3%
Brunswick Corp.	71,900	2,475,517
Eastman Kodak Co.	111,600	2,830,176
MarineMax, Inc. (a)	18,300	380,274
		5,685,967
Media - 0.8%
Charter Communications, Inc. Class A (a)	977,700	3,920,577
Getty Images, Inc. (a)	47,700	2,387,385
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	21,500	$ 618,770
News Corp.:
Class A	86,700	1,915,203
Class B	8,400	198,492
R.H. Donnelley Corp.	49,200	3,834,648
Viacom, Inc. Class B (non-vtg.) (a)	41,865	1,880,576
		14,755,651
Multiline Retail - 0.4%
JCPenney Co., Inc.	36,600	2,945,568
Retail Ventures, Inc. (a)	39,791	771,547
Sears Holdings Corp. (a)	16,200	2,916,324
Tuesday Morning Corp.	90,385	1,259,967
		7,893,406
Specialty Retail - 0.1%
AutoZone, Inc. (a)	6,500	836,095
Circuit City Stores, Inc.	51,200	822,784
Truworths International Ltd.	78,600	458,132
		2,117,011
Textiles, Apparel & Luxury Goods - 0.2%
G-III Apparel Group Ltd. (a)	83,500	1,728,450
VF Corp.	22,000	2,063,160
		3,791,610
TOTAL CONSUMER DISCRETIONARY		89,074,403
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Anadolu Efes Biracilk Ve Malt Sanyii AS	11,000	455,028
Remy Cointreau SA	23,200	1,679,462
		2,134,490
Food & Staples Retailing - 0.5%
Rite Aid Corp.	380,200	2,402,864
Safeway, Inc.	154,900	5,340,952
Wal-Mart de Mexico SA de CV Series V	219,926	832,235
		8,576,051
Food Products - 1.4%
B&G Foods, Inc. unit	156,900	3,426,696
BioMar Holding AS	49,200	2,933,095
Bunge Ltd.	30,000	2,343,600
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Cermaq ASA (e)	143,100	$ 2,455,868
Chaoda Modern Agriculture (Holdings) Ltd.	1,024,000	889,118
Chiquita Brands International, Inc. (e)	234,337	4,297,741
Kraft Foods, Inc. Class A	70,794	2,395,669
Marine Harvest ASA (a)	2,180,000	2,414,671
Ralcorp Holdings, Inc. (a)	22,800	1,326,048
Tyson Foods, Inc. Class A	158,000	3,521,820
		26,004,326
Household Products - 0.1%
Central Garden & Pet Co. (a)	108,600	1,558,410
Personal Products - 0.6%
Avon Products, Inc.	148,000	5,681,720
Playtex Products, Inc. (a)	312,100	4,650,290
		10,332,010
Tobacco - 0.5%
Altria Group, Inc.	102,300	7,273,530
Japan Tobacco, Inc.	484	2,521,206
		9,794,736
TOTAL CONSUMER STAPLES		58,400,023
ENERGY - 8.2%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.	155,700	14,693,409
National Oilwell Varco, Inc. (a)	211,589	19,984,581
Transocean, Inc. (a)	158,600	15,580,864
		50,258,854
Oil, Gas & Consumable Fuels - 5.4%
Cabot Oil & Gas Corp.	220,400	8,595,600
Canadian Natural Resources Ltd.	105,300	6,999,651
Chesapeake Energy Corp.	55,800	1,945,188
CONSOL Energy, Inc.	110,700	5,378,913
EOG Resources, Inc.	67,900	5,221,510
Noble Energy, Inc.	67,900	4,297,391
Peabody Energy Corp.	96,300	5,204,052
Plains Exploration & Production Co. (a)	193,400	10,234,728
Range Resources Corp.	113,022	4,378,472
Spectra Energy Corp.	1,733	46,150
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Shipping Corp.	142,050	$ 8,645,163
Valero Energy Corp.	484,861	36,180,324
		97,127,142
TOTAL ENERGY		147,385,996
FINANCIALS - 23.4%
Capital Markets - 1.8%
Ares Capital Corp.	126,600	2,345,898
Bank of New York Co., Inc.	73,500	2,981,160
Franklin Resources, Inc.	17,600	2,389,024
Janus Capital Group, Inc.	96,800	2,679,424
Merrill Lynch & Co., Inc.	74,500	6,908,385
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,039,695
Morgan Stanley	95,700	8,138,328
		32,481,914
Commercial Banks - 1.4%
Cathay General Bancorp	61,246	2,075,014
Commerce Bancorp, Inc.	72,400	2,499,248
East West Bancorp, Inc.	100,131	4,059,311
Hanmi Financial Corp.	150,600	2,630,982
PNC Financial Services Group, Inc.	32,700	2,413,260
UCBH Holdings, Inc.	125,600	2,337,416
Wachovia Corp.	91,809	4,975,130
Wells Fargo & Co.	115,900	4,182,831
		25,173,192
Consumer Finance - 0.1%
Advance America Cash Advance Centers, Inc.	98,400	1,736,760
Diversified Financial Services - 3.3%
Bank of America Corp.	275,614	13,976,386
Citigroup, Inc.	350,400	19,093,296
JPMorgan Chase & Co.	490,904	25,443,554
		58,513,236
Insurance - 3.9%
AFLAC, Inc.	73,100	3,864,066
American International Group, Inc.	195,200	14,120,768
Aspen Insurance Holdings Ltd.	365,018	9,899,288
Axis Capital Holdings Ltd.	218,795	8,657,718
Endurance Specialty Holdings Ltd.	213,995	8,523,421
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	16,500	$ 1,769,295
Hartford Financial Services Group, Inc.	37,600	3,879,192
MetLife, Inc.	49,500	3,366,000
Platinum Underwriters Holdings Ltd.	290,666	10,010,537
Prudential Financial, Inc.	42,500	4,335,850
Universal American Financial Corp. (a)	101,900	2,163,337
		70,589,472
Real Estate Investment Trusts - 11.8%
Alexandria Real Estate Equities, Inc.	66,800	7,027,360
American Financial Realty Trust (SBI)	215,500	2,430,840
AvalonBay Communities, Inc.	46,560	6,070,958
Boston Properties, Inc.	60,314	6,977,124
BRE Properties, Inc. Class A	112,400	7,105,928
British Land Co. PLC	22,800	653,234
Capital Lease Funding, Inc.	47,300	528,341
CBL & Associates Properties, Inc.	44,555	1,828,537
Corporate Office Properties Trust (SBI)	187,900	8,464,895
DCT Industrial Trust, Inc.	278,351	3,075,779
Developers Diversified Realty Corp.	165,500	10,203,075
Duke Realty LP	164,370	6,594,524
Equity Lifestyle Properties, Inc.	33,660	1,833,124
Equity One, Inc.	16,900	495,170
Equity Residential (SBI)	165,580	8,389,939
General Growth Properties, Inc.	282,125	16,656,660
GMH Communities Trust	107,200	1,089,152
Health Care Property Investors, Inc.	119,500	3,904,065
Healthcare Realty Trust, Inc.	79,100	2,592,107
Hersha Hospitality Trust	80,500	977,270
Highwoods Properties, Inc. (SBI)	101,800	4,462,912
Home Properties, Inc.	93,100	5,362,560
HomeBanc Mortgage Corp., Georgia	139,500	284,580
Host Hotels & Resorts, Inc.	302,645	7,723,500
Inland Real Estate Corp.	222,000	3,996,000
Kilroy Realty Corp.	65,100	4,838,232
Kimco Realty Corp.	103,938	4,811,290
Mission West Properties, Inc.	74,300	1,052,831
Plum Creek Timber Co., Inc.	16,200	677,160
Potlatch Corp.	49,530	2,168,423
ProLogis Trust	169,565	10,964,073
Public Storage, Inc.	115,536	10,340,472
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Rayonier, Inc.	52,520	$ 2,361,299
Simon Property Group, Inc.	111,310	12,019,254
SL Green Realty Corp.	31,700	4,440,536
Strategic Hotel & Resorts, Inc.	193,700	4,517,084
Tanger Factory Outlet Centers, Inc.	126,300	5,298,285
Taubman Centers, Inc.	22,100	1,215,942
UDR, Inc.	416,040	12,630,974
Unibail (Reg.)	2,100	602,599
Ventas, Inc.	78,950	3,344,322
Vornado Realty Trust	111,850	13,534,969
		213,545,379
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	27,200	714,272
Mitsubishi Estate Co. Ltd.	101,000	3,103,607
Thomas Properties Group, Inc.	28,500	479,655
		4,297,534
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	45,600	1,775,664
Fannie Mae	58,100	3,713,752
Hudson City Bancorp, Inc.	192,300	2,536,437
New York Community Bancorp, Inc.	231,600	4,048,368
Radian Group, Inc.	72,100	4,462,990
		16,537,211
TOTAL FINANCIALS		422,874,698
HEALTH CARE - 3.1%
Biotechnology - 0.1%
Amgen, Inc. (a)	24,700	1,391,351
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	72,400	5,520,500
C.R. Bard, Inc.	62,700	5,292,507
Varian Medical Systems, Inc. (a)	58,974	2,376,652
		13,189,659
Health Care Providers & Services - 0.6%
Acibadem Saglik Hizmetleri AS	57,847	742,022
Brookdale Senior Living, Inc.	132,580	6,259,102
Bumrungrad Hospital PCL (For. Reg.)	346,100	464,463
Capital Senior Living Corp. (a)	27,600	306,912
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	54,000	$ 2,982,420
Henry Schein, Inc. (a)	800	42,824
Sun Healthcare Group, Inc. (a)	44,700	639,210
		11,436,953
Health Care Technology - 0.2%
Cerner Corp. (a)	50,000	2,840,500
Pharmaceuticals - 1.5%
Merck & Co., Inc.	250,800	13,154,460
MGI Pharma, Inc. (a)	114,300	2,443,734
Pfizer, Inc.	295,000	8,109,550
Wyeth	44,400	2,568,096
		26,275,840
TOTAL HEALTH CARE		55,134,303
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	41,900	3,362,056
Honeywell International, Inc.	114,900	6,653,859
Precision Castparts Corp.	24,500	2,929,220
United Technologies Corp.	158,000	11,146,900
		24,092,035
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	39,100	2,814,027
Building Products - 0.2%
Masco Corp.	82,100	2,480,241
Commercial Services & Supplies - 0.3%
Allied Waste Industries, Inc.	135,900	1,829,214
The Brink's Co.	13,100	863,683
The Geo Group, Inc. (a)	28,450	1,550,525
Waste Management, Inc.	46,300	1,790,421
		6,033,843
Construction & Engineering - 0.8%
Fluor Corp.	91,335	9,507,974
Shaw Group, Inc. (a)	137,700	5,571,342
		15,079,316
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	30,500	1,634,190
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Tyco International Ltd.	129,000	$ 4,303,440
Machinery - 1.0%
Dover Corp.	32,300	1,616,615
Flowserve Corp.	57,606	3,998,432
Oshkosh Truck Co.	42,300	2,609,487
SPX Corp.	115,400	10,140,198
		18,364,732
Road & Rail - 0.6%
Con-way, Inc.	77,600	4,399,920
Kansas City Southern	1,803	74,013
Landstar System, Inc.	39,600	1,926,936
Union Pacific Corp.	37,100	4,477,228
		10,878,097
TOTAL INDUSTRIALS		85,679,921
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.7%
Alcatel-Lucent SA sponsored ADR	124,200	1,704,024
Avocent Corp. (a)	30,500	854,915
Comverse Technology, Inc. (a)	87,300	2,000,916
Motorola, Inc.	180,000	3,274,200
Nokia Corp. sponsored ADR	163,900	4,487,582
		12,321,637
Computers & Peripherals - 1.4%
Dell, Inc. (a)	109,700	2,947,639
Diebold, Inc.	54,300	2,692,194
Hewlett-Packard Co.	118,200	5,402,922
Intermec, Inc. (a)	144,900	3,564,540
International Business Machines Corp.	66,300	7,067,580
NCR Corp. (a)	51,100	2,742,537
Sun Microsystems, Inc. (a)	141,900	723,690
		25,141,102
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	74,300	2,836,031
Amphenol Corp. Class A	235,000	8,408,300
Arrow Electronics, Inc. (a)	106,200	4,359,510
Avnet, Inc. (a)	103,000	4,412,520
Flextronics International Ltd. (a)	279,200	3,224,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	87,000	$ 1,802,640
Molex, Inc.	82,300	2,447,602
		27,491,363
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	8,100	4,031,775
VeriSign, Inc. (a)	128,100	3,821,223
		7,852,998
IT Services - 0.3%
Mastercard, Inc. Class A	30,700	4,591,185
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	182,600	2,605,702
Analog Devices, Inc.	49,300	1,785,153
Applied Materials, Inc.	195,400	3,732,140
ASML Holding NV (NY Shares) (a)	145,700	3,754,689
Atmel Corp. (a)	428,900	2,397,551
Axcelis Technologies, Inc. (a)	219,100	1,408,813
Broadcom Corp. Class A (a)	75,800	2,316,448
Cypress Semiconductor Corp. (a)	78,300	1,681,101
Fairchild Semiconductor International, Inc. (a)	131,500	2,422,230
FormFactor, Inc. (a)	72,500	2,884,050
Hittite Microwave Corp. (a)	38,800	1,577,220
Integrated Device Technology, Inc. (a)	268,529	4,030,620
Intel Corp.	158,100	3,505,077
Intersil Corp. Class A	78,700	2,368,870
Lam Research Corp. (a)	49,700	2,666,902
Linear Technology Corp.	70,400	2,526,656
Maxim Integrated Products, Inc.	87,200	2,681,400
Microchip Technology, Inc.	45,700	1,854,506
National Semiconductor Corp.	163,900	4,412,188
ON Semiconductor Corp. (a)	453,300	4,868,442
Saifun Semiconductors Ltd. (a)	140,100	1,490,664
Silicon Motion Technology Corp. sponsored ADR (a)	94,100	2,176,533
Volterra Semiconductor Corp. (a)	212,163	3,335,202
		62,482,157
Software - 0.9%
Business Objects SA sponsored ADR (a)	64,495	2,651,389
Microsoft Corp.	135,200	4,146,584
Nintendo Co. Ltd.	7,900	2,758,680
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	129,800	$ 2,594,702
Ubisoft Entertainment SA (a)	92,304	4,628,921
		16,780,276
TOTAL INFORMATION TECHNOLOGY		156,660,718
MATERIALS - 1.4%
Chemicals - 0.6%
Agrium, Inc.	65,300	2,518,701
Arkema (a)	27,400	1,795,844
Celanese Corp. Class A	61,400	2,234,346
Monsanto Co.	59,900	3,689,840
		10,238,731
Metals & Mining - 0.7%
Alcoa, Inc.	110,600	4,565,568
Titanium Metals Corp.	262,800	9,092,880
		13,658,448
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	46,175	2,022,465
TOTAL MATERIALS		25,919,644
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	639,915	26,454,086
CenturyTel, Inc.	48,689	2,406,210
Level 3 Communications, Inc. (a)	287,274	1,671,935
Verizon Communications, Inc.	315,000	13,711,950
		44,244,181
Wireless Telecommunication Services - 0.6%
America Movil SA de CV Series L sponsored ADR	37,600	2,276,680
Bharti Airtel Ltd. (a)	41,763	899,674
Cellcom Israel Ltd.	20,700	513,360
MTN Group Ltd.	107,100	1,471,121
NII Holdings, Inc. (a)	11,200	912,464
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Partner Communications Co. Ltd. ADR (e)	31,818	$ 540,270
Sprint Nextel Corp.	208,200	4,757,370
		11,370,939
TOTAL TELECOMMUNICATION SERVICES		55,615,120
UTILITIES - 2.5%
Electric Utilities - 1.0%
Entergy Corp.	41,300	4,662,770
Exelon Corp.	56,200	4,383,600
PPL Corp.	192,811	8,861,594
		17,907,964
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	377,300	8,953,329
Constellation Energy Group, Inc.	105,500	9,681,735
Mirant Corp. (a)	38,500	1,786,400
		20,421,464
Multi-Utilities - 0.4%
CMS Energy Corp.	270,700	4,940,275
Public Service Enterprise Group, Inc.	23,500	2,090,090
		7,030,365
TOTAL UTILITIES		45,359,793
TOTAL COMMON STOCKS (Cost $932,092,962)		1,142,104,619
Preferred Stocks - 15.3%

Convertible Preferred Stocks - 4.0%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	98,500	2,262,545
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	50,138
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	478,336
TOTAL CONSUMER DISCRETIONARY		2,791,019
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp.:
4.50%	20,500	$ 2,080,750
5.00% (a)	7,500	1,107,188
6.25%	8,000	2,285,280
El Paso Corp. 4.99%	10,000	14,527,447
		20,000,665
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,957,500
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	40,000	998,760
TOTAL FINANCIALS		2,956,260
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,756,979
5.125%	1,000	1,544,200
		3,301,179
MATERIALS - 1.0%
Chemicals - 0.7%
Celanese Corp. 4.25%	252,600	11,963,136
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	63,510	2,619,788
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,550	4,438,989
TOTAL MATERIALS		19,021,913
UTILITIES - 1.4%
Electric Utilities - 0.5%
AES Trust VII 6.00%	180,700	8,977,176
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	$ 8,861,970
Series A, 5.75%	1,000	382,960
		9,244,930
Multi-Utilities - 0.4%
CMS Energy Corp. 4.50%	66,000	6,279,900
TOTAL UTILITIES		24,502,006
TOTAL CONVERTIBLE PREFERRED STOCKS		72,573,042
Nonconvertible Preferred Stocks - 11.3%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.0%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	984,000
Media - 0.1%
CBS Corp. 6.75%	40,000	991,200
TOTAL CONSUMER DISCRETIONARY		1,975,200
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,020,000
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,930,156
Devon Energy Corp. 6.49%	13,750	1,379,125
		4,309,281
FINANCIALS - 8.1%
Capital Markets - 1.5%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	756,000
Series G, 5.49%	15,000	750,000
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	2,025,600
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,079,200
Series B, 6.20%	100,000	2,575,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
Series C, 4.9931%	40,000	$ 1,048,800
Series D	160,000	4,155,200
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	169,015	4,314,953
Series D, 5.67%	34,900	1,708,355
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	80,000	2,019,200
Series H, 3.97%	120,000	3,049,200
Morgan Stanley Capital Trust IV 6.60%	80,000	2,008,800
		27,490,308
Commercial Banks - 1.5%
ABN AMRO Capital Funding Trust V 5.90%	20,000	466,600
ABN Amro Capital Funding Trust VII 6.08%	40,400	971,620
Barclays Bank PLC Series 2, 6.625%	40,000	1,034,000
BNY Capital V 5.95%	115,000	2,745,050
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,125,000
Keycorp Capital IX 6.75%	40,000	1,006,400
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	998,800
Santander Finance Preferred SA Unipersonal (f)	40,000	946,000
Santander Finance Preferred SA Unipersonal:
6.41%	69,400	1,738,470
6.50% (f)	40,000	984,000
6.80% (f)	160,000	4,000,000
U.S. Bancorp, Delaware Series B, 0.00%	40,000	1,053,600
USB Capital XII 6.30%	80,000	1,952,000
Wachovia Capital Trust IX 6.375%	120,000	2,964,000
		25,985,540
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 7.375%	40,000	866,000
HSBC USA, Inc.:
Series G, 4.9175%	80,000	2,120,000
Series H, 6.50%	40,000	1,056,400
SLM Corp. 4.07%	1,200	104,400
		4,146,800
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D	20,000	519,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
Series E	40,000	$ 1,019,200
CIT Group, Inc. Series B, 5.189%	15,000	1,479,000
Citigroup Capital XVI Series C, 6.45%	120,000	3,012,000
Citigroup Capital XVII 6.35%	80,000	1,992,000
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	3,514,000
General Electric Capital Corp. 6.05%	80,000	1,963,200
Merrill Lynch Capital Trust II 6.45%	200,000	4,900,000
		18,399,200
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	2,000,000
MetLife, Inc. Series A, 4.39%	40,000	1,041,200
		3,041,200
Real Estate Investment Trusts - 0.6%
Apartment Investment & Management Co. Series V, 8.00%	79,000	2,012,920
Duke Realty LP (depositary shares) Series K, 6.50%	95,800	2,394,042
Hospitality Properties Trust Series C, 7.00%	100,000	2,460,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	535,200
Public Storage, Inc. Series M, 6.625%	80,000	1,971,200
Vornado Realty Trust Series E, 7.00%	40,000	1,017,200
		10,390,562
Thrifts & Mortgage Finance - 3.1%
Countrywide Capital V 7.00%	80,000	1,990,400
Fannie Mae:
5.10%	27,562	1,219,619
7.00%	42,200	2,270,782
Series H, 5.81%	71,200	3,560,000
Series I, 5.375%	5,000	243,250
Series L, 5.125%	140,900	6,602,574
Series N, 5.50%	92,650	4,525,026
Freddie Mac:
5.30%	40,000	1,890,000
5.57%	546,000	13,404,300
5.90%	40,000	1,024,000
Series F, 5.00%	58,500	2,612,025
Series H, 5.10%	10,300	462,161
Series K, 5.79%	35,200	1,742,400
Series O, 5.81%	19,500	970,125
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series R, 5.70%	117,000	$ 5,791,500
Series S, adj. rate	10,000	528,500
Series T 6.42%	10,000	532,200
Series W, 5.66%	120,000	2,996,400
Indymac Bank F S B Pasadena Cali 8.50% (f)	80,000	2,028,000
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,174,400
		56,567,662
TOTAL FINANCIALS		146,021,272
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	827,937
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	480,000
TOTAL MATERIALS		1,307,937
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.375%	281,800	6,994,276
UTILITIES - 2.3%
Electric Utilities - 2.1%
Alabama Power Co.:
4.60%	2,000	188,500
5.20%	120,000	2,858,400
5.30%	88,600	2,090,960
5.625%	80,000	2,000,000
Baltimore Gas & Electric Co. Series 1993, 6.70% (a)	10,000	1,034,000
Duquesne Light Co. 6.50%	106,050	5,307,803
Entergy Louisiana LLC 6.95%	7,500	746,250
FPL Group Capital Trust I 5.875%	20,000	471,600
Mid-American Energy Co. 4.40%	5,000	427,500
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	383,630
Series B, 5.50%	61,900	1,473,839
Series D 5.00%	69,200	1,550,080
PPL Electric Utilities Corp. 6.25%	180,000	4,563,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
4.78%	46,500	$ 1,011,375
5.349%	40,000	4,036,000
6.125%	35,000	3,535,000
Series B, 4.08%	27,271	506,968
Series C:
4.24%	94,600	1,773,750
6.00%	20,000	2,055,000
Series D, 4.32%	70,000	1,400,000
		37,413,655
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	300,600
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,648,036
San Diego Gas & Electric Co. 1.70%	67,548	1,764,692
		4,412,728
TOTAL UTILITIES		42,126,983
TOTAL NONCONVERTIBLE PREFERRED STOCKS		203,754,949
TOTAL PREFERRED STOCKS (Cost $257,748,989)		276,327,991
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.2%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	3,102,340
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	1,036,743
		4,139,083
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	2,000,000	2,027,133
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	$ 2,000,000	$ 1,985,498
TOTAL PREFERRED SECURITIES (Cost $8,000,001)		8,151,714
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	117,375,018	117,375,018
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	5,056,580	5,056,580
TOTAL MONEY MARKET FUNDS (Cost $122,431,598)		122,431,598
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,559,080,628)		1,809,899,723
NET OTHER ASSETS - (0.3)%		(6,170,343)
NET ASSETS - 100%		$ 1,803,729,380
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $103,384,833 or 5.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,542,359
Fidelity Securities Lending Cash Central Fund	12,030
Total	$ 2,554,389
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.2%
BBB	1.1%
BB	3.4%
B	3.2%
CCC,CC,C	1.3%
Not Rated	3.7%
Equities	78.6%
Short-Term Investments and Net Other Assets	6.5%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,882,929) - See accompanying schedule: Unaffiliated issuers (cost $1,436,649,030)	$ 1,687,468,125
Fidelity Central Funds (cost $122,431,598)	122,431,598
Total Investments (cost $1,559,080,628)		$ 1,809,899,723
Cash		49,466
Foreign currency held at value (cost $12,570)		12,493
Receivable for investments sold		5,956,598
Receivable for fund shares sold		6,251,782
Dividends receivable		1,717,317
Interest receivable		1,471,682
Distributions receivable from Fidelity Central Funds		506,596
Prepaid expenses		3,427
Other receivables		609
Total assets		1,825,869,693

Liabilities
Payable for investments purchased	$ 13,640,626
Payable for fund shares redeemed	2,082,569
Accrued management fee	814,663
Distribution fees payable	198,625
Other affiliated payables	302,245
Other payables and accrued expenses	45,005
Collateral on securities loaned, at value	5,056,580
Total liabilities		22,140,313

Net Assets		$ 1,803,729,380
Net Assets consist of:
Paid in capital		$ 1,503,897,761
Undistributed net investment income		6,028,336
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,004,322
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		250,798,961
Net Assets		$ 1,803,729,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,614,550 ÷ 7,710,901 shares)	$ 14.09

Maximum offering price per share (100/94.25 of $14.09)	$ 14.95
Class T: Net Asset Value and redemption price per share ($172,127,560 ÷ 12,235,750 shares)	$ 14.07

Maximum offering price per share (100/96.50 of $14.07)	$ 14.58
Class B: Net Asset Value and offering price per share ($33,938,863 ÷ 2,418,550 shares)A	$ 14.03

Class C: Net Asset Value and offering price per share ($101,181,697 ÷ 7,208,688 shares)A	$ 14.04

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($1,365,085,425 ÷ 96,594,064 shares)	$ 14.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,781,285 ÷ 1,613,458 shares)	$ 14.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,949,002
Interest		2,532,545
Income from Fidelity Central Funds		2,554,389
Total income		19,035,936

Expenses
Management fee	$ 4,303,540
Transfer agent fees	1,412,605
Distribution fees	1,019,617
Accounting and security lending fees	241,779
Custodian fees and expenses	30,059
Independent trustees' compensation	2,371
Registration fees	124,567
Audit	29,033
Legal	9,699
Miscellaneous	4,809
Total expenses before reductions	7,178,079
Expense reductions	(35,603)	7,142,476
Net investment income (loss)		11,893,460
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $13,745)	46,238,978
Foreign currency transactions	(11,905)
Total net realized gain (loss)		46,227,073
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,995)	80,261,896
Assets and liabilities in foreign currencies	(10,203)
Total change in net unrealized appreciation (depreciation)		80,251,693
Net gain (loss)		126,478,766
Net increase (decrease) in net assets resulting from operations		$ 138,372,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,893,460	$ 20,961,984
Net realized gain (loss)	46,227,073	74,058,210
Change in net unrealized appreciation (depreciation)	80,251,693	71,876,495
Net increase (decrease) in net assets resulting from operations	138,372,226	166,896,689
Distributions to shareholders from net investment income	(10,236,496)	(19,594,724)
Distributions to shareholders from net realized gain	(67,051,469)	(10,685,905)
Total distributions	(77,287,965)	(30,280,629)
Share transactions - net increase (decrease)	364,315,074	245,540,386
Total increase (decrease) in net assets	425,399,335	382,156,446

Net Assets
Beginning of period	1,378,330,045	996,173,599
End of period (including undistributed net investment income of $6,028,336 and undistributed net investment income of $4,371,372, respectively)	$ 1,803,729,380	$ 1,378,330,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.19	.18	.16
Net realized and unrealized gain (loss)	1.09	1.61	1.10	1.04
Total from investment operations	1.18	1.80	1.28	1.20
Distributions from net investment income	(.09)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.75)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 14.09	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	9.05%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.10% A	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.10% A	1.14%	1.13%	1.17% A
Net investment income (loss)	1.37% A	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,615	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17	.16	.13
Net realized and unrealized gain (loss)	1.08	1.59	1.09	1.04
Total from investment operations	1.16	1.76	1.25	1.17
Distributions from net investment income	(.07)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.73)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 14.07	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	8.95%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.32% A	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.32% A	1.35%	1.35%	1.42% A
Net investment income (loss)	1.16% A	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,128	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.09	.09
Net realized and unrealized gain (loss)	1.07	1.59	1.09	1.03
Total from investment operations	1.11	1.68	1.18	1.12
Distributions from net investment income	(.03)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.69)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 14.03	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	8.59%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.91% A	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.91% A	1.96%	1.93%	1.92% A
Net investment income (loss)	.56% A	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,939	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.10	.09
Net realized and unrealized gain (loss)	1.09	1.58	1.09	1.03
Total from investment operations	1.13	1.68	1.19	1.12
Distributions from net investment income	(.04)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.70)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 14.04	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	8.69%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.85% A	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.85% A	1.88%	1.87%	1.92% A
Net investment income (loss)	.62% A	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,182	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.24	.22	.19
Net realized and unrealized gain (loss)	1.08	1.60	1.11	1.04
Total from investment operations	1.19	1.84	1.33	1.23
Distributions from net investment income	(.10)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.76)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 14.13	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	9.18%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.79% A	.80%	.82%	.90% A
Expenses net of all reductions	.78% A	.79%	.79%	.87% A
Net investment income (loss)	1.69% A	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,365,085	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.23	.22	.19
Net realized and unrealized gain (loss)	1.10	1.59	1.10	1.04
Total from investment operations	1.21	1.82	1.32	1.23
Distributions from net investment income	(.11)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.77)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 14.12	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	9.28%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.80% A	.82%	.83%	.88% A
Expenses net of all reductions	.79% A	.82%	.81%	.85% A
Net investment income (loss)	1.68% A	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,781	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 268,348,506
Unrealized depreciation	(19,141,932)
Net unrealized appreciation (depreciation)	$ 249,206,574
Cost for federal income tax purposes	$ 1,560,693,149

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $901,935,901 and $636,940,261, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 105,811	$ 9,316
Class T	.25%	.25%	349,748	37,015
Class B	.75%	.25%	138,327	104,062
Class C	.75%	.25%	425,731	113,989
			$ 1,019,617	$ 264,382

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 118,841
Class T	42,489
Class B *	18,169
Class C *	5,328
$ 184,827

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Dividend & Income shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 101,350.24
Class T	144,873.21
Class B	41,868.30
Class C	102,735.24
Strategic Dividend and Income	1,005,927.17
Institutional Class	15,852.18
	$ 1,412,605

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,159 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,729 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,030.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,879 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,450. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Strategic Dividend and Income	4,362
Institutional Class	61
$ 4,425

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Fixed-Income Trust, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 490,389	$ 755,007
Class T	680,938	1,207,524
Class B	61,475	136,347
Class C	215,479	455,492
Strategic Dividend and Income	8,667,121	16,844,509
Institutional Class	121,094	195,845
Total	$ 10,236,496	$ 19,594,724
From net realized gain
Class A	$ 3,476,044	$ 422,135
Class T	5,864,593	869,186
Class B	1,178,860	212,465
Class C	3,680,940	535,091
Strategic Dividend and Income	52,196,348	8,542,657
Institutional Class	654,684	104,371
Total	$ 67,051,469	$ 10,685,905

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	2,926,412	2,652,278	$ 39,489,901	$ 33,771,371
Reinvestment of distributions	252,823	74,313	3,308,909	927,356
Shares redeemed	(600,738)	(785,506)	(8,065,191)	(9,972,783)
Net increase (decrease)	2,578,497	1,941,085	$ 34,733,619	$ 24,725,944
Class T
Shares sold	3,794,386	3,093,279	$ 51,052,059	$ 39,401,358
Reinvestment of distributions	444,882	142,542	5,816,103	1,774,211
Shares redeemed	(789,975)	(1,016,565)	(10,630,944)	(12,945,160)
Net increase (decrease)	3,449,293	2,219,256	$ 46,237,218	$ 28,230,409
Class B
Shares sold	802,112	651,095	$ 10,802,487	$ 8,286,669
Reinvestment of distributions	76,573	22,168	998,646	273,978
Shares redeemed	(223,245)	(535,951)	(3,001,618)	(6,733,248)
Net increase (decrease)	655,440	137,312	$ 8,799,515	$ 1,827,399
Class C
Shares sold	1,903,967	2,077,679	$ 25,591,126	$ 26,455,087
Reinvestment of distributions	234,981	59,230	3,067,189	735,267
Shares redeemed	(462,502)	(696,643)	(6,224,306)	(8,845,742)
Net increase (decrease)	1,676,446	1,440,266	$ 22,434,009	$ 18,344,612
Strategic Dividend and Income
Shares sold	27,387,979	36,957,213	$ 369,206,245	$ 472,572,702
Reinvestment of distributions	4,149,855	1,804,449	54,456,045	22,539,587
Shares redeemed	(13,464,573)	(25,574,480)	(179,696,506)	(325,330,308)
Net increase (decrease)	18,073,261	13,187,182	$ 243,965,784	$ 169,781,981
Institutional Class
Shares sold	695,629	358,059	$ 9,370,612	$ 4,585,437
Reinvestment of distributions	24,718	10,004	324,269	124,626
Shares redeemed	(113,165)	(164,319)	(1,549,952)	(2,080,022)
Net increase (decrease)	607,182	203,744	$ 8,144,929	$ 2,630,041

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASDI-USAN-0707
1.802528.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Dividend & Income

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidleines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,090.50	$ 5.73
HypotheticalA	$ 1,000.00	$ 1,019.45	$ 5.54
Class T
Actual	$ 1,000.00	$ 1,089.50	$ 6.88
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.64
Class B
Actual	$ 1,000.00	$ 1,085.90	$ 9.93
HypotheticalA	$ 1,000.00	$ 1,015.41	$ 9.60
Class C
Actual	$ 1,000.00	$ 1,086.90	$ 9.63
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.30
Strategic Dividend and Income
Actual	$ 1,000.00	$ 1,091.80	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.99	$ 3.98
Institutional Class
Actual	$ 1,000.00	$ 1,092.80	$ 4.17
HypotheticalA	$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.32%
Class B	1.91%
Class C	1.85%
Strategic Dividend and Income	.79%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Valero Energy Corp.	2.0	1.7
AT&T, Inc.	1.5	1.0
JPMorgan Chase & Co.	1.4	1.4
National Oilwell Varco, Inc.	1.1	1.2
Citigroup, Inc.	1.1	0.0
General Growth Properties, Inc.	0.9	1.2
Transocean, Inc.	0.9	0.0
Diamond Offshore Drilling, Inc.	0.8	0.0
El Paso Corp. 4.99%	0.8	0.9
American International Group, Inc.	0.8	1.0
	11.3
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.1	34.2
Information Technology	14.6	14.8
Energy	12.2	13.4
Utilities	6.5	5.4
Industrials	6.4	6.6
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Common Stocks 63.3%		Common Stocks 66.8%
	Preferred Stocks 15.3%		Preferred Stocks 13.0%
	Convertible Bonds 13.4%		Convertible Bonds 13.5%
	Other Investments 1.5%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	8.5%	** Foreign investments	10.8%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.5%
	Principal Amount	Value
Convertible Bonds - 13.4%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 970,000	$ 1,118,216
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. 1.132% 4/29/33 (d)	5,820,000	4,104,148
Six Flags, Inc. 4.5% 5/15/15	3,300,000	3,902,250
		8,006,398
Media - 0.4%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	70,000	124,600
5.875% 11/16/09	4,013,000	7,143,140
		7,267,740
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	1,000,000	973,400
Eddie Bauer Holdings, Inc. 5.25% 4/1/14 (f)	1,000,000	1,256,250
		2,229,650
TOTAL CONSUMER DISCRETIONARY		18,622,004
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	817,304
ENERGY - 2.7%
Energy Equipment & Services - 1.1%
Grey Wolf, Inc. 5.2994% 4/1/24 (g)	2,300,000	3,225,980
Halliburton Co. 3.125% 7/15/23	4,260,000	8,216,475
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	1,000,000	1,048,700
Maverick Tube Corp. 1.875% 11/15/25	3,000,000	3,633,000
SESI LLC 1.5% 12/15/26 (d)(f)	3,000,000	3,243,000
		19,367,155
Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp.:
2.75% 11/15/35 (f)	5,000,000	5,491,000
2.75% 11/15/35	10,200,000	11,201,640
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
McMoRan Exploration Co. 6% 7/2/08	$ 3,000,000	$ 3,567,600
Peabody Energy Corp. 4.75% 12/15/66	8,000,000	9,080,000
		29,340,240
TOTAL ENERGY		48,707,395
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Ventas, Inc. 3.875% 11/15/11 (f)	3,000,000	3,202,500
HEALTH CARE - 1.8%
Biotechnology - 0.6%
Amgen, Inc.:
0.375% 2/1/13 (f)	5,000,000	4,494,000
0.375% 2/1/13	7,000,000	6,300,000
		10,794,000
Health Care Equipment & Supplies - 0.5%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	2,000,000	2,129,600
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	4,000,000	4,360,000
Medtronic, Inc. 1.625% 4/15/13	2,000,000	2,130,820
		8,620,420
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	1,000,000	1,239,300
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	2,339,345
2.5% 10/1/23	2,400,000	5,642,640
Nektar Therapeutics 3.25% 9/28/12	1,000,000	915,100
		10,136,385
Pharmaceuticals - 0.2%
Alpharma, Inc. 2.125% 3/15/27	3,000,000	2,966,779
TOTAL HEALTH CARE		32,517,584
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
AAR Corp. 1.75% 2/1/26 (f)	$ 1,000,000	$ 1,261,570
Alliant Techsystems, Inc. 3% 8/15/24	2,680,000	3,831,354
		5,092,924
Airlines - 0.2%
UAL Corp. 4.5% 6/30/21 (f)	2,000,000	2,652,800
US Airways Group, Inc. 7% 9/30/20 (f)	490,000	878,325
		3,531,125
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,392,696
Construction & Engineering - 0.4%
Fluor Corp. 1.5% 2/15/24	2,000,000	3,749,476
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	4,474,032
		8,223,508
Electrical Equipment - 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	2,903,600
Machinery - 0.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	1,000,000	920,593
2.375% 5/15/26	2,000,000	1,841,187
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	1,170,040
		3,931,820
TOTAL INDUSTRIALS		25,075,673
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.0%
Ciena Corp. 0.25% 5/1/13	1,560,000	1,579,800
Finisar Corp. 2.5% 10/15/10	6,920,000	8,719,200
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	4,009,500
L-3 Communications Corp. 3% 8/1/35	2,000,000	2,227,500
Symmetricom, Inc. 3.25% 6/15/25	2,000,000	1,944,200
		18,480,200
Computers & Peripherals - 0.7%
EMC Corp.:
1.75% 12/1/13 (f)	1,800,000	2,193,750
1.75% 12/1/13	930,000	1,133,438
Hutchinson Technology, Inc. 3.25% 1/15/26	3,000,000	2,573,700
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Maxtor Corp. 2.375% 8/15/12	$ 600,000	$ 794,700
SanDisk Corp. 1% 5/15/13	7,000,000	5,910,100
		12,605,688
Electronic Equipment & Instruments - 1.6%
Anixter International, Inc. 1% 2/15/13 (f)	2,000,000	2,555,200
Coherent, Inc. 2.75% 3/1/11 (f)	1,110,000	1,164,579
Flextronics International Ltd. 1% 8/1/10	8,420,000	8,103,408
Itron, Inc. 2.5% 8/1/26	10,000,000	12,208,000
Merix Corp. 4% 5/15/13 (f)	1,000,000	866,875
Newport Corp. 2.5% 2/15/12 (f)	1,000,000	936,920
Solectron Corp. 0.5% 2/15/34	1,000,000	830,400
Vishay Intertechnology, Inc. 3.625% 8/1/23	2,600,000	2,729,047
		29,394,429
IT Services - 0.5%
BearingPoint, Inc. 3.1% 12/15/24 (f)	2,000,000	1,909,715
DST Systems, Inc. 4.125% 8/15/23	3,470,000	6,187,180
		8,096,895
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)	5,000,000	4,925,000
Amkor Technology, Inc. 2.5% 5/15/11	2,000,000	2,380,800
Conexant Systems, Inc. 4% 3/1/26	3,000,000	2,601,600
Credence Systems Corp. 3.5% 5/15/10 (f)	2,000,000	1,835,000
EMCORE Corp. 5.5% 5/15/11	880,000	925,100
Intel Corp. 2.95% 12/15/35	6,000,000	5,547,780
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	7,907,900
1.875% 12/15/25 (f)	1,250,000	2,092,375
Photronics, Inc. 2.25% 4/15/08	3,000,000	3,160,500
		31,376,055
Software - 0.3%
Borland Software Corp. 2.75% 2/15/12 (f)	2,000,000	2,272,500
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	2,000,000	2,344,000
Symantec Corp. 1% 6/15/13 (f)	1,000,000	1,168,000
		5,784,500
TOTAL INFORMATION TECHNOLOGY		105,737,767
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
MATERIALS - 0.1%
Chemicals - 0.1%
Pioneer Companies, Inc. 2.75% 3/1/27 (f)	$ 1,420,000	$ 1,696,900
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	2,531,900
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,465,000
		4,996,900
TOTAL CONVERTIBLE BONDS		241,374,027
Nonconvertible Bonds - 1.1%
FINANCIALS - 0.8%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,972,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,916,543
Lehman Brothers Holdings, Inc.:
5.857% (g)	1,000,000	989,421
6.19% (g)	1,000,000	1,001,250
		6,879,214
Commercial Banks - 0.4%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,907,220
HBOS plc 6.657% (f)(g)	5,000,000	4,900,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	953,980
		7,761,200
TOTAL FINANCIALS		14,640,414
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	5,000,000	4,869,360
TOTAL NONCONVERTIBLE BONDS		19,509,774
TOTAL CORPORATE BONDS (Cost $238,807,078)		260,883,801
Common Stocks - 63.3%
	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Automobiles - 0.1%
Winnebago Industries, Inc.	78,400	$ 2,430,400
Diversified Consumer Services - 0.5%
Coinmach Service Corp. unit	156,800	2,993,312
Service Corp. International	339,000	4,739,220
Stewart Enterprises, Inc. Class A	225,800	1,747,692
		9,480,224
Hotels, Restaurants & Leisure - 1.4%
Accor SA	23,500	2,185,288
Aristocrat Leisure Ltd.	229,600	2,928,206
Centerplate, Inc. unit	268,800	4,381,440
Hilton Hotels Corp.	27,700	984,735
Jollibee Food Corp.	409,500	491,400
McDonald's Corp.	105,849	5,350,667
Minor International PCL (For. Reg.)	1,212,900	416,552
Starwood Hotels & Resorts Worldwide, Inc.	65,500	4,720,585
WMS Industries, Inc. (a)	66,400	2,812,704
		24,271,577
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	80,957	1,161,733
Beazer Homes USA, Inc.	21,600	772,632
Black & Decker Corp.	27,900	2,634,597
KB Home	35,600	1,633,684
La-Z-Boy, Inc.	95,477	1,122,810
The Stanley Works	43,910	2,776,429
Urbi, Desarrollos Urbanos, SA de CV (a)	243,500	1,040,932
Whirlpool Corp.	56,600	6,319,390
		17,462,207
Internet & Catalog Retail - 0.1%
FTD Group, Inc.	30,500	540,765
Submarino SA	15,200	645,585
		1,186,350
Leisure Equipment & Products - 0.3%
Brunswick Corp.	71,900	2,475,517
Eastman Kodak Co.	111,600	2,830,176
MarineMax, Inc. (a)	18,300	380,274
		5,685,967
Media - 0.8%
Charter Communications, Inc. Class A (a)	977,700	3,920,577
Getty Images, Inc. (a)	47,700	2,387,385
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	21,500	$ 618,770
News Corp.:
Class A	86,700	1,915,203
Class B	8,400	198,492
R.H. Donnelley Corp.	49,200	3,834,648
Viacom, Inc. Class B (non-vtg.) (a)	41,865	1,880,576
		14,755,651
Multiline Retail - 0.4%
JCPenney Co., Inc.	36,600	2,945,568
Retail Ventures, Inc. (a)	39,791	771,547
Sears Holdings Corp. (a)	16,200	2,916,324
Tuesday Morning Corp.	90,385	1,259,967
		7,893,406
Specialty Retail - 0.1%
AutoZone, Inc. (a)	6,500	836,095
Circuit City Stores, Inc.	51,200	822,784
Truworths International Ltd.	78,600	458,132
		2,117,011
Textiles, Apparel & Luxury Goods - 0.2%
G-III Apparel Group Ltd. (a)	83,500	1,728,450
VF Corp.	22,000	2,063,160
		3,791,610
TOTAL CONSUMER DISCRETIONARY		89,074,403
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Anadolu Efes Biracilk Ve Malt Sanyii AS	11,000	455,028
Remy Cointreau SA	23,200	1,679,462
		2,134,490
Food & Staples Retailing - 0.5%
Rite Aid Corp.	380,200	2,402,864
Safeway, Inc.	154,900	5,340,952
Wal-Mart de Mexico SA de CV Series V	219,926	832,235
		8,576,051
Food Products - 1.4%
B&G Foods, Inc. unit	156,900	3,426,696
BioMar Holding AS	49,200	2,933,095
Bunge Ltd.	30,000	2,343,600
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Cermaq ASA (e)	143,100	$ 2,455,868
Chaoda Modern Agriculture (Holdings) Ltd.	1,024,000	889,118
Chiquita Brands International, Inc. (e)	234,337	4,297,741
Kraft Foods, Inc. Class A	70,794	2,395,669
Marine Harvest ASA (a)	2,180,000	2,414,671
Ralcorp Holdings, Inc. (a)	22,800	1,326,048
Tyson Foods, Inc. Class A	158,000	3,521,820
		26,004,326
Household Products - 0.1%
Central Garden & Pet Co. (a)	108,600	1,558,410
Personal Products - 0.6%
Avon Products, Inc.	148,000	5,681,720
Playtex Products, Inc. (a)	312,100	4,650,290
		10,332,010
Tobacco - 0.5%
Altria Group, Inc.	102,300	7,273,530
Japan Tobacco, Inc.	484	2,521,206
		9,794,736
TOTAL CONSUMER STAPLES		58,400,023
ENERGY - 8.2%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.	155,700	14,693,409
National Oilwell Varco, Inc. (a)	211,589	19,984,581
Transocean, Inc. (a)	158,600	15,580,864
		50,258,854
Oil, Gas & Consumable Fuels - 5.4%
Cabot Oil & Gas Corp.	220,400	8,595,600
Canadian Natural Resources Ltd.	105,300	6,999,651
Chesapeake Energy Corp.	55,800	1,945,188
CONSOL Energy, Inc.	110,700	5,378,913
EOG Resources, Inc.	67,900	5,221,510
Noble Energy, Inc.	67,900	4,297,391
Peabody Energy Corp.	96,300	5,204,052
Plains Exploration & Production Co. (a)	193,400	10,234,728
Range Resources Corp.	113,022	4,378,472
Spectra Energy Corp.	1,733	46,150
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Shipping Corp.	142,050	$ 8,645,163
Valero Energy Corp.	484,861	36,180,324
		97,127,142
TOTAL ENERGY		147,385,996
FINANCIALS - 23.4%
Capital Markets - 1.8%
Ares Capital Corp.	126,600	2,345,898
Bank of New York Co., Inc.	73,500	2,981,160
Franklin Resources, Inc.	17,600	2,389,024
Janus Capital Group, Inc.	96,800	2,679,424
Merrill Lynch & Co., Inc.	74,500	6,908,385
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,039,695
Morgan Stanley	95,700	8,138,328
		32,481,914
Commercial Banks - 1.4%
Cathay General Bancorp	61,246	2,075,014
Commerce Bancorp, Inc.	72,400	2,499,248
East West Bancorp, Inc.	100,131	4,059,311
Hanmi Financial Corp.	150,600	2,630,982
PNC Financial Services Group, Inc.	32,700	2,413,260
UCBH Holdings, Inc.	125,600	2,337,416
Wachovia Corp.	91,809	4,975,130
Wells Fargo & Co.	115,900	4,182,831
		25,173,192
Consumer Finance - 0.1%
Advance America Cash Advance Centers, Inc.	98,400	1,736,760
Diversified Financial Services - 3.3%
Bank of America Corp.	275,614	13,976,386
Citigroup, Inc.	350,400	19,093,296
JPMorgan Chase & Co.	490,904	25,443,554
		58,513,236
Insurance - 3.9%
AFLAC, Inc.	73,100	3,864,066
American International Group, Inc.	195,200	14,120,768
Aspen Insurance Holdings Ltd.	365,018	9,899,288
Axis Capital Holdings Ltd.	218,795	8,657,718
Endurance Specialty Holdings Ltd.	213,995	8,523,421
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	16,500	$ 1,769,295
Hartford Financial Services Group, Inc.	37,600	3,879,192
MetLife, Inc.	49,500	3,366,000
Platinum Underwriters Holdings Ltd.	290,666	10,010,537
Prudential Financial, Inc.	42,500	4,335,850
Universal American Financial Corp. (a)	101,900	2,163,337
		70,589,472
Real Estate Investment Trusts - 11.8%
Alexandria Real Estate Equities, Inc.	66,800	7,027,360
American Financial Realty Trust (SBI)	215,500	2,430,840
AvalonBay Communities, Inc.	46,560	6,070,958
Boston Properties, Inc.	60,314	6,977,124
BRE Properties, Inc. Class A	112,400	7,105,928
British Land Co. PLC	22,800	653,234
Capital Lease Funding, Inc.	47,300	528,341
CBL & Associates Properties, Inc.	44,555	1,828,537
Corporate Office Properties Trust (SBI)	187,900	8,464,895
DCT Industrial Trust, Inc.	278,351	3,075,779
Developers Diversified Realty Corp.	165,500	10,203,075
Duke Realty LP	164,370	6,594,524
Equity Lifestyle Properties, Inc.	33,660	1,833,124
Equity One, Inc.	16,900	495,170
Equity Residential (SBI)	165,580	8,389,939
General Growth Properties, Inc.	282,125	16,656,660
GMH Communities Trust	107,200	1,089,152
Health Care Property Investors, Inc.	119,500	3,904,065
Healthcare Realty Trust, Inc.	79,100	2,592,107
Hersha Hospitality Trust	80,500	977,270
Highwoods Properties, Inc. (SBI)	101,800	4,462,912
Home Properties, Inc.	93,100	5,362,560
HomeBanc Mortgage Corp., Georgia	139,500	284,580
Host Hotels & Resorts, Inc.	302,645	7,723,500
Inland Real Estate Corp.	222,000	3,996,000
Kilroy Realty Corp.	65,100	4,838,232
Kimco Realty Corp.	103,938	4,811,290
Mission West Properties, Inc.	74,300	1,052,831
Plum Creek Timber Co., Inc.	16,200	677,160
Potlatch Corp.	49,530	2,168,423
ProLogis Trust	169,565	10,964,073
Public Storage, Inc.	115,536	10,340,472
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Rayonier, Inc.	52,520	$ 2,361,299
Simon Property Group, Inc.	111,310	12,019,254
SL Green Realty Corp.	31,700	4,440,536
Strategic Hotel & Resorts, Inc.	193,700	4,517,084
Tanger Factory Outlet Centers, Inc.	126,300	5,298,285
Taubman Centers, Inc.	22,100	1,215,942
UDR, Inc.	416,040	12,630,974
Unibail (Reg.)	2,100	602,599
Ventas, Inc.	78,950	3,344,322
Vornado Realty Trust	111,850	13,534,969
		213,545,379
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	27,200	714,272
Mitsubishi Estate Co. Ltd.	101,000	3,103,607
Thomas Properties Group, Inc.	28,500	479,655
		4,297,534
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	45,600	1,775,664
Fannie Mae	58,100	3,713,752
Hudson City Bancorp, Inc.	192,300	2,536,437
New York Community Bancorp, Inc.	231,600	4,048,368
Radian Group, Inc.	72,100	4,462,990
		16,537,211
TOTAL FINANCIALS		422,874,698
HEALTH CARE - 3.1%
Biotechnology - 0.1%
Amgen, Inc. (a)	24,700	1,391,351
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	72,400	5,520,500
C.R. Bard, Inc.	62,700	5,292,507
Varian Medical Systems, Inc. (a)	58,974	2,376,652
		13,189,659
Health Care Providers & Services - 0.6%
Acibadem Saglik Hizmetleri AS	57,847	742,022
Brookdale Senior Living, Inc.	132,580	6,259,102
Bumrungrad Hospital PCL (For. Reg.)	346,100	464,463
Capital Senior Living Corp. (a)	27,600	306,912
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	54,000	$ 2,982,420
Henry Schein, Inc. (a)	800	42,824
Sun Healthcare Group, Inc. (a)	44,700	639,210
		11,436,953
Health Care Technology - 0.2%
Cerner Corp. (a)	50,000	2,840,500
Pharmaceuticals - 1.5%
Merck & Co., Inc.	250,800	13,154,460
MGI Pharma, Inc. (a)	114,300	2,443,734
Pfizer, Inc.	295,000	8,109,550
Wyeth	44,400	2,568,096
		26,275,840
TOTAL HEALTH CARE		55,134,303
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	41,900	3,362,056
Honeywell International, Inc.	114,900	6,653,859
Precision Castparts Corp.	24,500	2,929,220
United Technologies Corp.	158,000	11,146,900
		24,092,035
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	39,100	2,814,027
Building Products - 0.2%
Masco Corp.	82,100	2,480,241
Commercial Services & Supplies - 0.3%
Allied Waste Industries, Inc.	135,900	1,829,214
The Brink's Co.	13,100	863,683
The Geo Group, Inc. (a)	28,450	1,550,525
Waste Management, Inc.	46,300	1,790,421
		6,033,843
Construction & Engineering - 0.8%
Fluor Corp.	91,335	9,507,974
Shaw Group, Inc. (a)	137,700	5,571,342
		15,079,316
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	30,500	1,634,190
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Tyco International Ltd.	129,000	$ 4,303,440
Machinery - 1.0%
Dover Corp.	32,300	1,616,615
Flowserve Corp.	57,606	3,998,432
Oshkosh Truck Co.	42,300	2,609,487
SPX Corp.	115,400	10,140,198
		18,364,732
Road & Rail - 0.6%
Con-way, Inc.	77,600	4,399,920
Kansas City Southern	1,803	74,013
Landstar System, Inc.	39,600	1,926,936
Union Pacific Corp.	37,100	4,477,228
		10,878,097
TOTAL INDUSTRIALS		85,679,921
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.7%
Alcatel-Lucent SA sponsored ADR	124,200	1,704,024
Avocent Corp. (a)	30,500	854,915
Comverse Technology, Inc. (a)	87,300	2,000,916
Motorola, Inc.	180,000	3,274,200
Nokia Corp. sponsored ADR	163,900	4,487,582
		12,321,637
Computers & Peripherals - 1.4%
Dell, Inc. (a)	109,700	2,947,639
Diebold, Inc.	54,300	2,692,194
Hewlett-Packard Co.	118,200	5,402,922
Intermec, Inc. (a)	144,900	3,564,540
International Business Machines Corp.	66,300	7,067,580
NCR Corp. (a)	51,100	2,742,537
Sun Microsystems, Inc. (a)	141,900	723,690
		25,141,102
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	74,300	2,836,031
Amphenol Corp. Class A	235,000	8,408,300
Arrow Electronics, Inc. (a)	106,200	4,359,510
Avnet, Inc. (a)	103,000	4,412,520
Flextronics International Ltd. (a)	279,200	3,224,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	87,000	$ 1,802,640
Molex, Inc.	82,300	2,447,602
		27,491,363
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	8,100	4,031,775
VeriSign, Inc. (a)	128,100	3,821,223
		7,852,998
IT Services - 0.3%
Mastercard, Inc. Class A	30,700	4,591,185
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	182,600	2,605,702
Analog Devices, Inc.	49,300	1,785,153
Applied Materials, Inc.	195,400	3,732,140
ASML Holding NV (NY Shares) (a)	145,700	3,754,689
Atmel Corp. (a)	428,900	2,397,551
Axcelis Technologies, Inc. (a)	219,100	1,408,813
Broadcom Corp. Class A (a)	75,800	2,316,448
Cypress Semiconductor Corp. (a)	78,300	1,681,101
Fairchild Semiconductor International, Inc. (a)	131,500	2,422,230
FormFactor, Inc. (a)	72,500	2,884,050
Hittite Microwave Corp. (a)	38,800	1,577,220
Integrated Device Technology, Inc. (a)	268,529	4,030,620
Intel Corp.	158,100	3,505,077
Intersil Corp. Class A	78,700	2,368,870
Lam Research Corp. (a)	49,700	2,666,902
Linear Technology Corp.	70,400	2,526,656
Maxim Integrated Products, Inc.	87,200	2,681,400
Microchip Technology, Inc.	45,700	1,854,506
National Semiconductor Corp.	163,900	4,412,188
ON Semiconductor Corp. (a)	453,300	4,868,442
Saifun Semiconductors Ltd. (a)	140,100	1,490,664
Silicon Motion Technology Corp. sponsored ADR (a)	94,100	2,176,533
Volterra Semiconductor Corp. (a)	212,163	3,335,202
		62,482,157
Software - 0.9%
Business Objects SA sponsored ADR (a)	64,495	2,651,389
Microsoft Corp.	135,200	4,146,584
Nintendo Co. Ltd.	7,900	2,758,680
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	129,800	$ 2,594,702
Ubisoft Entertainment SA (a)	92,304	4,628,921
		16,780,276
TOTAL INFORMATION TECHNOLOGY		156,660,718
MATERIALS - 1.4%
Chemicals - 0.6%
Agrium, Inc.	65,300	2,518,701
Arkema (a)	27,400	1,795,844
Celanese Corp. Class A	61,400	2,234,346
Monsanto Co.	59,900	3,689,840
		10,238,731
Metals & Mining - 0.7%
Alcoa, Inc.	110,600	4,565,568
Titanium Metals Corp.	262,800	9,092,880
		13,658,448
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	46,175	2,022,465
TOTAL MATERIALS		25,919,644
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	639,915	26,454,086
CenturyTel, Inc.	48,689	2,406,210
Level 3 Communications, Inc. (a)	287,274	1,671,935
Verizon Communications, Inc.	315,000	13,711,950
		44,244,181
Wireless Telecommunication Services - 0.6%
America Movil SA de CV Series L sponsored ADR	37,600	2,276,680
Bharti Airtel Ltd. (a)	41,763	899,674
Cellcom Israel Ltd.	20,700	513,360
MTN Group Ltd.	107,100	1,471,121
NII Holdings, Inc. (a)	11,200	912,464
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Partner Communications Co. Ltd. ADR (e)	31,818	$ 540,270
Sprint Nextel Corp.	208,200	4,757,370
		11,370,939
TOTAL TELECOMMUNICATION SERVICES		55,615,120
UTILITIES - 2.5%
Electric Utilities - 1.0%
Entergy Corp.	41,300	4,662,770
Exelon Corp.	56,200	4,383,600
PPL Corp.	192,811	8,861,594
		17,907,964
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	377,300	8,953,329
Constellation Energy Group, Inc.	105,500	9,681,735
Mirant Corp. (a)	38,500	1,786,400
		20,421,464
Multi-Utilities - 0.4%
CMS Energy Corp.	270,700	4,940,275
Public Service Enterprise Group, Inc.	23,500	2,090,090
		7,030,365
TOTAL UTILITIES		45,359,793
TOTAL COMMON STOCKS (Cost $932,092,962)		1,142,104,619
Preferred Stocks - 15.3%

Convertible Preferred Stocks - 4.0%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	98,500	2,262,545
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	50,138
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	478,336
TOTAL CONSUMER DISCRETIONARY		2,791,019
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp.:
4.50%	20,500	$ 2,080,750
5.00% (a)	7,500	1,107,188
6.25%	8,000	2,285,280
El Paso Corp. 4.99%	10,000	14,527,447
		20,000,665
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,957,500
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	40,000	998,760
TOTAL FINANCIALS		2,956,260
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,756,979
5.125%	1,000	1,544,200
		3,301,179
MATERIALS - 1.0%
Chemicals - 0.7%
Celanese Corp. 4.25%	252,600	11,963,136
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	63,510	2,619,788
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,550	4,438,989
TOTAL MATERIALS		19,021,913
UTILITIES - 1.4%
Electric Utilities - 0.5%
AES Trust VII 6.00%	180,700	8,977,176
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	$ 8,861,970
Series A, 5.75%	1,000	382,960
		9,244,930
Multi-Utilities - 0.4%
CMS Energy Corp. 4.50%	66,000	6,279,900
TOTAL UTILITIES		24,502,006
TOTAL CONVERTIBLE PREFERRED STOCKS		72,573,042
Nonconvertible Preferred Stocks - 11.3%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.0%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	984,000
Media - 0.1%
CBS Corp. 6.75%	40,000	991,200
TOTAL CONSUMER DISCRETIONARY		1,975,200
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,020,000
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,930,156
Devon Energy Corp. 6.49%	13,750	1,379,125
		4,309,281
FINANCIALS - 8.1%
Capital Markets - 1.5%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	756,000
Series G, 5.49%	15,000	750,000
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	2,025,600
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,079,200
Series B, 6.20%	100,000	2,575,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
Series C, 4.9931%	40,000	$ 1,048,800
Series D	160,000	4,155,200
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	169,015	4,314,953
Series D, 5.67%	34,900	1,708,355
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	80,000	2,019,200
Series H, 3.97%	120,000	3,049,200
Morgan Stanley Capital Trust IV 6.60%	80,000	2,008,800
		27,490,308
Commercial Banks - 1.5%
ABN AMRO Capital Funding Trust V 5.90%	20,000	466,600
ABN Amro Capital Funding Trust VII 6.08%	40,400	971,620
Barclays Bank PLC Series 2, 6.625%	40,000	1,034,000
BNY Capital V 5.95%	115,000	2,745,050
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,125,000
Keycorp Capital IX 6.75%	40,000	1,006,400
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	998,800
Santander Finance Preferred SA Unipersonal (f)	40,000	946,000
Santander Finance Preferred SA Unipersonal:
6.41%	69,400	1,738,470
6.50% (f)	40,000	984,000
6.80% (f)	160,000	4,000,000
U.S. Bancorp, Delaware Series B, 0.00%	40,000	1,053,600
USB Capital XII 6.30%	80,000	1,952,000
Wachovia Capital Trust IX 6.375%	120,000	2,964,000
		25,985,540
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 7.375%	40,000	866,000
HSBC USA, Inc.:
Series G, 4.9175%	80,000	2,120,000
Series H, 6.50%	40,000	1,056,400
SLM Corp. 4.07%	1,200	104,400
		4,146,800
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D	20,000	519,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
Series E	40,000	$ 1,019,200
CIT Group, Inc. Series B, 5.189%	15,000	1,479,000
Citigroup Capital XVI Series C, 6.45%	120,000	3,012,000
Citigroup Capital XVII 6.35%	80,000	1,992,000
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	3,514,000
General Electric Capital Corp. 6.05%	80,000	1,963,200
Merrill Lynch Capital Trust II 6.45%	200,000	4,900,000
		18,399,200
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	2,000,000
MetLife, Inc. Series A, 4.39%	40,000	1,041,200
		3,041,200
Real Estate Investment Trusts - 0.6%
Apartment Investment & Management Co. Series V, 8.00%	79,000	2,012,920
Duke Realty LP (depositary shares) Series K, 6.50%	95,800	2,394,042
Hospitality Properties Trust Series C, 7.00%	100,000	2,460,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	535,200
Public Storage, Inc. Series M, 6.625%	80,000	1,971,200
Vornado Realty Trust Series E, 7.00%	40,000	1,017,200
		10,390,562
Thrifts & Mortgage Finance - 3.1%
Countrywide Capital V 7.00%	80,000	1,990,400
Fannie Mae:
5.10%	27,562	1,219,619
7.00%	42,200	2,270,782
Series H, 5.81%	71,200	3,560,000
Series I, 5.375%	5,000	243,250
Series L, 5.125%	140,900	6,602,574
Series N, 5.50%	92,650	4,525,026
Freddie Mac:
5.30%	40,000	1,890,000
5.57%	546,000	13,404,300
5.90%	40,000	1,024,000
Series F, 5.00%	58,500	2,612,025
Series H, 5.10%	10,300	462,161
Series K, 5.79%	35,200	1,742,400
Series O, 5.81%	19,500	970,125
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series R, 5.70%	117,000	$ 5,791,500
Series S, adj. rate	10,000	528,500
Series T 6.42%	10,000	532,200
Series W, 5.66%	120,000	2,996,400
Indymac Bank F S B Pasadena Cali 8.50% (f)	80,000	2,028,000
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,174,400
		56,567,662
TOTAL FINANCIALS		146,021,272
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	827,937
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	480,000
TOTAL MATERIALS		1,307,937
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.375%	281,800	6,994,276
UTILITIES - 2.3%
Electric Utilities - 2.1%
Alabama Power Co.:
4.60%	2,000	188,500
5.20%	120,000	2,858,400
5.30%	88,600	2,090,960
5.625%	80,000	2,000,000
Baltimore Gas & Electric Co. Series 1993, 6.70% (a)	10,000	1,034,000
Duquesne Light Co. 6.50%	106,050	5,307,803
Entergy Louisiana LLC 6.95%	7,500	746,250
FPL Group Capital Trust I 5.875%	20,000	471,600
Mid-American Energy Co. 4.40%	5,000	427,500
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	383,630
Series B, 5.50%	61,900	1,473,839
Series D 5.00%	69,200	1,550,080
PPL Electric Utilities Corp. 6.25%	180,000	4,563,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
4.78%	46,500	$ 1,011,375
5.349%	40,000	4,036,000
6.125%	35,000	3,535,000
Series B, 4.08%	27,271	506,968
Series C:
4.24%	94,600	1,773,750
6.00%	20,000	2,055,000
Series D, 4.32%	70,000	1,400,000
		37,413,655
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	300,600
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,648,036
San Diego Gas & Electric Co. 1.70%	67,548	1,764,692
		4,412,728
TOTAL UTILITIES		42,126,983
TOTAL NONCONVERTIBLE PREFERRED STOCKS		203,754,949
TOTAL PREFERRED STOCKS (Cost $257,748,989)		276,327,991
Preferred Securities - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Commercial Banks - 0.2%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	3,102,340
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	1,036,743
		4,139,083
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	2,000,000	2,027,133
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	$ 2,000,000	$ 1,985,498
TOTAL PREFERRED SECURITIES (Cost $8,000,001)		8,151,714
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 5.33% (b)	117,375,018	117,375,018
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	5,056,580	5,056,580
TOTAL MONEY MARKET FUNDS (Cost $122,431,598)		122,431,598
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,559,080,628)		1,809,899,723
NET OTHER ASSETS - (0.3)%		(6,170,343)
NET ASSETS - 100%		$ 1,803,729,380
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $103,384,833 or 5.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,542,359
Fidelity Securities Lending Cash Central Fund	12,030
Total	$ 2,554,389
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.2%
BBB	1.1%
BB	3.4%
B	3.2%
CCC,CC,C	1.3%
Not Rated	3.7%
Equities	78.6%
Short-Term Investments and Net Other Assets	6.5%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,882,929) - See accompanying schedule: Unaffiliated issuers (cost $1,436,649,030)	$ 1,687,468,125
Fidelity Central Funds (cost $122,431,598)	122,431,598
Total Investments (cost $1,559,080,628)		$ 1,809,899,723
Cash		49,466
Foreign currency held at value (cost $12,570)		12,493
Receivable for investments sold		5,956,598
Receivable for fund shares sold		6,251,782
Dividends receivable		1,717,317
Interest receivable		1,471,682
Distributions receivable from Fidelity Central Funds		506,596
Prepaid expenses		3,427
Other receivables		609
Total assets		1,825,869,693

Liabilities
Payable for investments purchased	$ 13,640,626
Payable for fund shares redeemed	2,082,569
Accrued management fee	814,663
Distribution fees payable	198,625
Other affiliated payables	302,245
Other payables and accrued expenses	45,005
Collateral on securities loaned, at value	5,056,580
Total liabilities		22,140,313

Net Assets		$ 1,803,729,380
Net Assets consist of:
Paid in capital		$ 1,503,897,761
Undistributed net investment income		6,028,336
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,004,322
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		250,798,961
Net Assets		$ 1,803,729,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,614,550 ÷ 7,710,901 shares)	$ 14.09

Maximum offering price per share (100/94.25 of $14.09)	$ 14.95
Class T: Net Asset Value and redemption price per share ($172,127,560 ÷ 12,235,750 shares)	$ 14.07

Maximum offering price per share (100/96.50 of $14.07)	$ 14.58
Class B: Net Asset Value and offering price per share ($33,938,863 ÷ 2,418,550 shares)A	$ 14.03

Class C: Net Asset Value and offering price per share ($101,181,697 ÷ 7,208,688 shares)A	$ 14.04

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($1,365,085,425 ÷ 96,594,064 shares)	$ 14.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,781,285 ÷ 1,613,458 shares)	$ 14.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 13,949,002
Interest		2,532,545
Income from Fidelity Central Funds		2,554,389
Total income		19,035,936

Expenses
Management fee	$ 4,303,540
Transfer agent fees	1,412,605
Distribution fees	1,019,617
Accounting and security lending fees	241,779
Custodian fees and expenses	30,059
Independent trustees' compensation	2,371
Registration fees	124,567
Audit	29,033
Legal	9,699
Miscellaneous	4,809
Total expenses before reductions	7,178,079
Expense reductions	(35,603)	7,142,476
Net investment income (loss)		11,893,460
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $13,745)	46,238,978
Foreign currency transactions	(11,905)
Total net realized gain (loss)		46,227,073
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,995)	80,261,896
Assets and liabilities in foreign currencies	(10,203)
Total change in net unrealized appreciation (depreciation)		80,251,693
Net gain (loss)		126,478,766
Net increase (decrease) in net assets resulting from operations		$ 138,372,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,893,460	$ 20,961,984
Net realized gain (loss)	46,227,073	74,058,210
Change in net unrealized appreciation (depreciation)	80,251,693	71,876,495
Net increase (decrease) in net assets resulting from operations	138,372,226	166,896,689
Distributions to shareholders from net investment income	(10,236,496)	(19,594,724)
Distributions to shareholders from net realized gain	(67,051,469)	(10,685,905)
Total distributions	(77,287,965)	(30,280,629)
Share transactions - net increase (decrease)	364,315,074	245,540,386
Total increase (decrease) in net assets	425,399,335	382,156,446

Net Assets
Beginning of period	1,378,330,045	996,173,599
End of period (including undistributed net investment income of $6,028,336 and undistributed net investment income of $4,371,372, respectively)	$ 1,803,729,380	$ 1,378,330,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.19	.18	.16
Net realized and unrealized gain (loss)	1.09	1.61	1.10	1.04
Total from investment operations	1.18	1.80	1.28	1.20
Distributions from net investment income	(.09)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.75)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 14.09	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	9.05%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.10% A	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.10% A	1.14%	1.13%	1.17% A
Net investment income (loss)	1.37% A	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,615	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17	.16	.13
Net realized and unrealized gain (loss)	1.08	1.59	1.09	1.04
Total from investment operations	1.16	1.76	1.25	1.17
Distributions from net investment income	(.07)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.73)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 14.07	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	8.95%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.32% A	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.32% A	1.35%	1.35%	1.42% A
Net investment income (loss)	1.16% A	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,128	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09	.09	.09
Net realized and unrealized gain (loss)	1.07	1.59	1.09	1.03
Total from investment operations	1.11	1.68	1.18	1.12
Distributions from net investment income	(.03)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.69)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 14.03	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	8.59%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.91% A	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.91% A	1.96%	1.93%	1.92% A
Net investment income (loss)	.56% A	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,939	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.10	.09
Net realized and unrealized gain (loss)	1.09	1.58	1.09	1.03
Total from investment operations	1.13	1.68	1.19	1.12
Distributions from net investment income	(.04)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.70)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 14.04	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	8.69%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.85% A	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.85% A	1.88%	1.87%	1.92% A
Net investment income (loss)	.62% A	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,182	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.24	.22	.19
Net realized and unrealized gain (loss)	1.08	1.60	1.11	1.04
Total from investment operations	1.19	1.84	1.33	1.23
Distributions from net investment income	(.10)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.76)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 14.13	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	9.18%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.79% A	.80%	.82%	.90% A
Expenses net of all reductions	.78% A	.79%	.79%	.87% A
Net investment income (loss)	1.69% A	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,365,085	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.23	.22	.19
Net realized and unrealized gain (loss)	1.10	1.59	1.10	1.04
Total from investment operations	1.21	1.82	1.32	1.23
Distributions from net investment income	(.11)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.66)	(.13)	-	-
Total distributions	(.77)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 14.12	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	9.28%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.80% A	.82%	.83%	.88% A
Expenses net of all reductions	.79% A	.82%	.81%	.85% A
Net investment income (loss)	1.68% A	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,781	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	88% A	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 268,348,506
Unrealized depreciation	(19,141,932)
Net unrealized appreciation (depreciation)	$ 249,206,574
Cost for federal income tax purposes	$ 1,560,693,149

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $901,935,901 and $636,940,261, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 105,811	$ 9,316
Class T	.25%	.25%	349,748	37,015
Class B	.75%	.25%	138,327	104,062
Class C	.75%	.25%	425,731	113,989
			$ 1,019,617	$ 264,382

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 118,841
Class T	42,489
Class B *	18,169
Class C *	5,328
$ 184,827

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Dividend & Income shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 101,350.24
Class T	144,873.21
Class B	41,868.30
Class C	102,735.24
Strategic Dividend and Income	1,005,927.17
Institutional Class	15,852.18
	$ 1,412,605

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,159 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,729 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,030.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,879 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,450. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Strategic Dividend and Income	4,362
Institutional Class	61
$ 4,425

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Fixed-Income Trust, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007	Year ended November 30, 2006
From net investment income
Class A	$ 490,389	$ 755,007
Class T	680,938	1,207,524
Class B	61,475	136,347
Class C	215,479	455,492
Strategic Dividend and Income	8,667,121	16,844,509
Institutional Class	121,094	195,845
Total	$ 10,236,496	$ 19,594,724
From net realized gain
Class A	$ 3,476,044	$ 422,135
Class T	5,864,593	869,186
Class B	1,178,860	212,465
Class C	3,680,940	535,091
Strategic Dividend and Income	52,196,348	8,542,657
Institutional Class	654,684	104,371
Total	$ 67,051,469	$ 10,685,905

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	2,926,412	2,652,278	$ 39,489,901	$ 33,771,371
Reinvestment of distributions	252,823	74,313	3,308,909	927,356
Shares redeemed	(600,738)	(785,506)	(8,065,191)	(9,972,783)
Net increase (decrease)	2,578,497	1,941,085	$ 34,733,619	$ 24,725,944
Class T
Shares sold	3,794,386	3,093,279	$ 51,052,059	$ 39,401,358
Reinvestment of distributions	444,882	142,542	5,816,103	1,774,211
Shares redeemed	(789,975)	(1,016,565)	(10,630,944)	(12,945,160)
Net increase (decrease)	3,449,293	2,219,256	$ 46,237,218	$ 28,230,409
Class B
Shares sold	802,112	651,095	$ 10,802,487	$ 8,286,669
Reinvestment of distributions	76,573	22,168	998,646	273,978
Shares redeemed	(223,245)	(535,951)	(3,001,618)	(6,733,248)
Net increase (decrease)	655,440	137,312	$ 8,799,515	$ 1,827,399
Class C
Shares sold	1,903,967	2,077,679	$ 25,591,126	$ 26,455,087
Reinvestment of distributions	234,981	59,230	3,067,189	735,267
Shares redeemed	(462,502)	(696,643)	(6,224,306)	(8,845,742)
Net increase (decrease)	1,676,446	1,440,266	$ 22,434,009	$ 18,344,612
Strategic Dividend and Income
Shares sold	27,387,979	36,957,213	$ 369,206,245	$ 472,572,702
Reinvestment of distributions	4,149,855	1,804,449	54,456,045	22,539,587
Shares redeemed	(13,464,573)	(25,574,480)	(179,696,506)	(325,330,308)
Net increase (decrease)	18,073,261	13,187,182	$ 243,965,784	$ 169,781,981
Institutional Class
Shares sold	695,629	358,059	$ 9,370,612	$ 4,585,437
Reinvestment of distributions	24,718	10,004	324,269	124,626
Shares redeemed	(113,165)	(164,319)	(1,549,952)	(2,080,022)
Net increase (decrease)	607,182	203,744	$ 8,144,929	$ 2,630,041

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASDII-USAN-0707
1.802530.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 16, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 16, 2007